Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Entity Central Index Key	0000914529
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000013069
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class A
Trading Symbol	ETHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
1/16	$10,000	$10,000
2/16	$9,665	$10,016
3/16	$9,763	$10,047
4/16	$9,870	$10,121
5/16	$9,956	$10,149
6/16	$10,174	$10,310
7/16	$10,174	$10,316
8/16	$10,217	$10,330
9/16	$10,148	$10,279
10/16	$10,013	$10,171
11/16	$9,591	$9,792
12/16	$9,678	$9,907
1/17	$9,699	$9,972
2/17	$9,765	$10,041
3/17	$9,808	$10,063
4/17	$9,885	$10,136
5/17	$10,086	$10,297
6/17	$10,073	$10,260
7/17	$10,151	$10,343
8/17	$10,263	$10,422
9/17	$10,284	$10,369
10/17	$10,315	$10,394
11/17	$10,335	$10,338
12/17	$10,448	$10,446
1/18	$10,342	$10,323
2/18	$10,294	$10,293
3/18	$10,349	$10,331
4/18	$10,323	$10,294
5/18	$10,449	$10,412
6/18	$10,505	$10,420
7/18	$10,528	$10,446
8/18	$10,549	$10,473
9/18	$10,511	$10,405
10/18	$10,400	$10,341
11/18	$10,482	$10,455
12/18	$10,599	$10,580
1/19	$10,683	$10,660
2/19	$10,757	$10,717
3/19	$10,978	$10,887
4/19	$11,028	$10,928
5/19	$11,237	$11,078
6/19	$11,287	$11,119
7/19	$11,374	$11,209
8/19	$11,597	$11,386
9/19	$11,523	$11,294
10/19	$11,523	$11,315
11/19	$11,549	$11,343
12/19	$11,587	$11,378
1/20	$11,810	$11,582
2/20	$12,021	$11,731
3/20	$11,157	$11,306
4/20	$10,835	$11,164
5/20	$11,173	$11,519
6/20	$11,461	$11,614
7/20	$11,686	$11,809
8/20	$11,669	$11,754
9/20	$11,651	$11,757
10/20	$11,646	$11,721
11/20	$11,886	$11,898
12/20	$12,038	$11,971
1/21	$12,201	$12,047
2/21	$12,051	$11,855
3/21	$12,109	$11,929
4/21	$12,257	$12,029
5/21	$12,353	$12,065
6/21	$12,437	$12,098
7/21	$12,534	$12,198
8/21	$12,485	$12,153
9/21	$12,383	$12,065
10/21	$12,361	$12,030
11/21	$12,472	$12,133
12/21	$12,503	$12,152
1/22	$12,199	$11,820
2/22	$12,096	$11,777
3/22	$11,724	$11,395
4/22	$11,367	$11,080
5/22	$11,428	$11,245
6/22	$11,150	$11,061
7/22	$11,444	$11,353
8/22	$11,206	$11,104
9/22	$10,652	$10,678
10/22	$10,481	$10,589
11/22	$11,044	$11,084
12/22	$10,970	$11,116
1/23	$11,369	$11,435
2/23	$11,059	$11,177
3/23	$11,210	$11,425
4/23	$11,277	$11,399
5/23	$11,203	$11,300
6/23	$11,383	$11,413
7/23	$11,407	$11,458
8/23	$11,276	$11,293
9/23	$10,887	$10,962
10/23	$10,640	$10,869
11/23	$11,415	$11,559
12/23	$11,816	$11,828
1/24	$11,871	$11,767
2/24	$11,928	$11,782
3/24	$11,998	$11,782
4/24	$11,849	$11,636
5/24	$11,920	$11,602
6/24	$12,156	$11,780
7/24	$12,289	$11,887
8/24	$12,406	$11,981
9/24	$12,583	$12,099
10/24	$12,386	$11,923
11/24	$12,609	$12,129
12/24	$12,381	$11,952
1/25	$12,439	$12,012
2/25	$12,604	$12,131
3/25	$12,343	$11,926
4/25	$12,144	$11,830
5/25	$12,036	$11,837
6/25	$12,127	$11,911
7/25	$11,987	$11,887
8/25	$12,064	$11,990
9/25	$12,499	$12,268
10/25	$12,670	$12,420
11/25	$12,716	$12,449
12/25	$12,731	$12,460
1/26	$12,846	$12,577

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	3.25%	1.03%	2.87%
Class A with 3.25% Maximum Sales Charge	(0.16)%	0.38%	2.53%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,661,337,383
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 6,072,495
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013071
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.63%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index
1/16	$10,000	$10,000
2/16	$9,992	$10,016
3/16	$10,080	$10,047
4/16	$10,191	$10,121
5/16	$10,266	$10,149
6/16	$10,487	$10,310
7/16	$10,478	$10,316
8/16	$10,517	$10,330
9/16	$10,443	$10,279
10/16	$10,296	$10,171
11/16	$9,855	$9,792
12/16	$9,931	$9,907
1/17	$9,958	$9,972
2/17	$10,010	$10,041
3/17	$10,061	$10,063
4/17	$10,125	$10,136
5/17	$10,314	$10,297
6/17	$10,302	$10,260
7/17	$10,379	$10,343
8/17	$10,481	$10,422
9/17	$10,495	$10,369
10/17	$10,520	$10,394
11/17	$10,533	$10,338
12/17	$10,648	$10,446
1/18	$10,522	$10,323
2/18	$10,473	$10,293
3/18	$10,538	$10,331
4/18	$10,486	$10,294
5/18	$10,616	$10,412
6/18	$10,668	$10,420
7/18	$10,684	$10,446
8/18	$10,697	$10,473
9/18	$10,646	$10,405
10/18	$10,529	$10,341
11/18	$10,609	$10,455
12/18	$10,714	$10,580
1/19	$10,796	$10,660
2/19	$10,868	$10,717
3/19	$11,073	$10,887
4/19	$11,132	$10,928
5/19	$11,323	$11,078
6/19	$11,368	$11,119
7/19	$11,452	$11,209
8/19	$11,672	$11,386
9/19	$11,582	$11,294
10/19	$11,586	$11,315
11/19	$11,604	$11,343
12/19	$11,623	$11,378
1/20	$11,854	$11,582
2/20	$12,059	$11,731
3/20	$11,181	$11,306
4/20	$10,851	$11,164
5/20	$11,179	$11,519
6/20	$11,454	$11,614
7/20	$11,674	$11,809
8/20	$11,658	$11,754
9/20	$11,629	$11,757
10/20	$11,613	$11,721
11/20	$11,849	$11,898
12/20	$12,002	$11,971
1/21	$12,153	$12,047
2/21	$11,997	$11,855
3/21	$12,049	$11,929
4/21	$12,184	$12,029
5/21	$12,263	$12,065
6/21	$12,343	$12,098
7/21	$12,437	$12,198
8/21	$12,374	$12,153
9/21	$12,269	$12,065
10/21	$12,235	$12,030
11/21	$12,343	$12,133
12/21	$12,367	$12,152
1/22	$12,059	$11,820
2/22	$11,940	$11,777
3/22	$11,576	$11,395
4/22	$11,213	$11,080
5/22	$11,269	$11,245
6/22	$10,978	$11,061
7/22	$11,267	$11,353
8/22	$11,032	$11,104
9/22	$10,462	$10,678
10/22	$10,301	$10,589
11/22	$10,845	$11,084
12/22	$10,757	$11,116
1/23	$11,156	$11,435
2/23	$10,847	$11,177
3/23	$10,982	$11,425
4/23	$11,043	$11,399
5/23	$10,969	$11,300
6/23	$11,120	$11,413
7/23	$11,150	$11,458
8/23	$11,001	$11,293
9/23	$10,626	$10,962
10/23	$10,371	$10,869
11/23	$11,133	$11,559
12/23	$11,515	$11,828
1/24	$11,563	$11,767
2/24	$11,612	$11,782
3/24	$11,660	$11,782
4/24	$11,524	$11,636
5/24	$11,588	$11,602
6/24	$11,809	$11,780
7/24	$11,922	$11,887
8/24	$12,018	$11,981
9/24	$12,177	$12,099
10/24	$11,991	$11,923
11/24	$12,198	$12,129
12/24	$11,965	$11,952
1/25	$12,014	$12,012
2/25	$12,176	$12,131
3/25	$11,908	$11,926
4/25	$11,706	$11,830
5/25	$11,598	$11,837
6/25	$11,682	$11,911
7/25	$11,541	$11,887
8/25	$11,610	$11,990
9/25	$12,020	$12,268
10/25	$12,170	$12,420
11/25	$12,223	$12,449
12/25	$12,212	$12,460
1/26	$12,317	$12,577

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.52%	0.27%	2.10%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.53%	0.27%	2.10%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,661,337,383
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 6,072,495
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048637
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index
1/16	$1,000,000	$1,000,000
2/16	$999,190	$1,001,573
3/16	$1,008,344	$1,004,745
4/16	$1,020,813	$1,012,133
5/16	$1,029,871	$1,014,871
6/16	$1,052,640	$1,031,016
7/16	$1,052,828	$1,031,646
8/16	$1,056,403	$1,033,038
9/16	$1,050,641	$1,027,882
10/16	$1,036,848	$1,017,098
11/16	$993,372	$979,165
12/16	$1,002,622	$990,660
1/17	$1,005,041	$997,192
2/17	$1,012,067	$1,004,116
3/17	$1,016,718	$1,006,296
4/17	$1,024,902	$1,013,597
5/17	$1,044,817	$1,029,684
6/17	$1,044,841	$1,025,991
7/17	$1,053,096	$1,034,292
8/17	$1,064,934	$1,042,163
9/17	$1,067,313	$1,036,864
10/17	$1,070,794	$1,039,395
11/17	$1,071,901	$1,033,830
12/17	$1,085,011	$1,044,635
1/18	$1,073,058	$1,032,337
2/18	$1,069,471	$1,029,252
3/18	$1,075,484	$1,033,051
4/18	$1,072,922	$1,029,365
5/18	$1,086,278	$1,041,152
6/18	$1,092,368	$1,042,041
7/18	$1,094,976	$1,044,569
8/18	$1,097,361	$1,047,252
9/18	$1,092,414	$1,040,472
10/18	$1,082,401	$1,034,065
11/18	$1,091,094	$1,045,510
12/18	$1,103,507	$1,058,028
1/19	$1,112,421	$1,066,026
2/19	$1,120,403	$1,071,734
3/19	$1,142,336	$1,088,675
4/19	$1,149,078	$1,092,767
5/19	$1,169,795	$1,107,832
6/19	$1,176,502	$1,111,923
7/19	$1,184,472	$1,120,884
8/19	$1,209,260	$1,138,564
9/19	$1,201,774	$1,129,438
10/19	$1,202,039	$1,131,462
11/19	$1,204,968	$1,134,291
12/19	$1,209,209	$1,137,754
1/20	$1,232,651	$1,158,196
2/20	$1,254,899	$1,173,131
3/20	$1,165,061	$1,130,579
4/20	$1,131,729	$1,116,390
5/20	$1,167,230	$1,151,904
6/20	$1,196,191	$1,161,384
7/20	$1,221,322	$1,180,945
8/20	$1,219,739	$1,175,404
9/20	$1,218,125	$1,175,653
10/20	$1,217,842	$1,172,121
11/20	$1,243,237	$1,189,810
12/20	$1,259,316	$1,197,058
1/21	$1,276,631	$1,204,686
2/21	$1,261,250	$1,185,545
3/21	$1,267,557	$1,192,856
4/21	$1,283,339	$1,202,862
5/21	$1,292,291	$1,206,450
6/21	$1,302,723	$1,209,763
7/21	$1,313,119	$1,219,797
8/21	$1,308,256	$1,215,320
9/21	$1,297,896	$1,206,549
10/21	$1,295,828	$1,203,021
11/21	$1,307,695	$1,213,263
12/21	$1,311,288	$1,215,220
1/22	$1,279,647	$1,181,956
2/22	$1,269,166	$1,177,721
3/22	$1,230,434	$1,139,543
4/22	$1,193,192	$1,108,024
5/22	$1,199,892	$1,124,484
6/22	$1,171,010	$1,106,067
7/22	$1,202,121	$1,135,291
8/22	$1,177,334	$1,110,409
9/22	$1,118,020	$1,067,791
10/22	$1,101,810	$1,058,911
11/22	$1,161,068	$1,108,440
12/22	$1,152,154	$1,111,613
1/23	$1,195,804	$1,143,544
2/23	$1,163,464	$1,117,686
3/23	$1,179,540	$1,142,485
4/23	$1,185,312	$1,139,875
5/23	$1,179,263	$1,129,998
6/23	$1,196,977	$1,141,317
7/23	$1,201,275	$1,145,832
8/23	$1,187,715	$1,129,336
9/23	$1,147,022	$1,096,237
10/23	$1,119,813	$1,086,908
11/23	$1,203,124	$1,155,907
12/23	$1,245,633	$1,182,772
1/24	$1,251,729	$1,176,731
2/24	$1,257,894	$1,178,243
3/24	$1,265,600	$1,178,205
4/24	$1,250,155	$1,163,614
5/24	$1,257,925	$1,160,200
6/24	$1,283,024	$1,177,984
7/24	$1,297,290	$1,188,721
8/24	$1,309,955	$1,198,096
9/24	$1,328,886	$1,209,937
10/24	$1,308,415	$1,192,295
11/24	$1,332,234	$1,212,891
12/24	$1,306,869	$1,195,233
1/25	$1,314,834	$1,201,223
2/25	$1,332,497	$1,213,133
3/25	$1,305,234	$1,192,574
4/25	$1,284,492	$1,182,966
5/25	$1,273,312	$1,183,725
6/25	$1,283,242	$1,191,095
7/25	$1,268,685	$1,188,689
8/25	$1,277,077	$1,199,021
9/25	$1,323,333	$1,226,788
10/25	$1,341,736	$1,242,003
11/25	$1,346,904	$1,244,852
12/25	$1,347,156	$1,245,973
1/26	$1,359,355	$1,257,666

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	3.39%	1.26%	3.12%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,661,337,383
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 6,072,495
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000231374
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class W
Trading Symbol	EWHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class W	Bloomberg Municipal Bond Index
1/16	$10,000	$10,000
2/16	$9,992	$10,016
3/16	$10,083	$10,047
4/16	$10,208	$10,121
5/16	$10,299	$10,149
6/16	$10,526	$10,310
7/16	$10,528	$10,316
8/16	$10,564	$10,330
9/16	$10,506	$10,279
10/16	$10,368	$10,171
11/16	$9,934	$9,792
12/16	$10,026	$9,907
1/17	$10,050	$9,972
2/17	$10,121	$10,041
3/17	$10,167	$10,063
4/17	$10,249	$10,136
5/17	$10,448	$10,297
6/17	$10,448	$10,260
7/17	$10,531	$10,343
8/17	$10,649	$10,422
9/17	$10,673	$10,369
10/17	$10,708	$10,394
11/17	$10,719	$10,338
12/17	$10,850	$10,446
1/18	$10,731	$10,323
2/18	$10,695	$10,293
3/18	$10,755	$10,331
4/18	$10,729	$10,294
5/18	$10,863	$10,412
6/18	$10,924	$10,420
7/18	$10,950	$10,446
8/18	$10,974	$10,473
9/18	$10,924	$10,405
10/18	$10,824	$10,341
11/18	$10,911	$10,455
12/18	$11,035	$10,580
1/19	$11,124	$10,660
2/19	$11,204	$10,717
3/19	$11,423	$10,887
4/19	$11,491	$10,928
5/19	$11,698	$11,078
6/19	$11,765	$11,119
7/19	$11,845	$11,209
8/19	$12,093	$11,386
9/19	$12,018	$11,294
10/19	$12,020	$11,315
11/19	$12,050	$11,343
12/19	$12,092	$11,378
1/20	$12,327	$11,582
2/20	$12,549	$11,731
3/20	$11,651	$11,306
4/20	$11,317	$11,164
5/20	$11,672	$11,519
6/20	$11,962	$11,614
7/20	$12,213	$11,809
8/20	$12,197	$11,754
9/20	$12,181	$11,757
10/20	$12,178	$11,721
11/20	$12,432	$11,898
12/20	$12,593	$11,971
1/21	$12,766	$12,047
2/21	$12,613	$11,855
3/21	$12,676	$11,929
4/21	$12,833	$12,029
5/21	$12,923	$12,065
6/21	$13,027	$12,098
7/21	$13,131	$12,198
8/21	$13,083	$12,153
9/21	$12,979	$12,065
10/21	$12,959	$12,030
11/21	$13,096	$12,133
12/21	$13,123	$12,152
1/22	$12,811	$11,820
2/22	$12,710	$11,777
3/22	$12,327	$11,395
4/22	$11,958	$11,080
5/22	$12,030	$11,245
6/22	$11,745	$11,061
7/22	$12,062	$11,353
8/22	$11,817	$11,104
9/22	$11,227	$10,678
10/22	$11,068	$10,589
11/22	$11,668	$11,084
12/22	$11,583	$11,116
1/23	$12,012	$11,435
2/23	$11,706	$11,177
3/23	$11,857	$11,425
4/23	$11,935	$11,399
5/23	$11,879	$11,300
6/23	$12,062	$11,413
7/23	$12,110	$11,458
8/23	$11,963	$11,293
9/23	$11,572	$10,962
10/23	$11,303	$10,869
11/23	$12,148	$11,559
12/23	$12,582	$11,828
1/24	$12,649	$11,767
2/24	$12,716	$11,782
3/24	$12,783	$11,782
4/24	$12,647	$11,636
5/24	$12,731	$11,602
6/24	$12,989	$11,780
7/24	$13,139	$11,887
8/24	$13,272	$11,981
9/24	$13,453	$12,099
10/24	$13,251	$11,923
11/24	$13,513	$12,129
12/24	$13,261	$11,952
1/25	$13,330	$12,012
2/25	$13,530	$12,131
3/25	$13,259	$11,926
4/25	$13,053	$11,830
5/25	$12,944	$11,837
6/25	$13,051	$11,911
7/25	$12,891	$11,887
8/25	$12,998	$11,990
9/25	$13,474	$12,268
10/25	$13,667	$12,420
11/25	$13,725	$12,449
12/25	$13,733	$12,460
1/26	$13,862	$12,577

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	3.99%	1.66%	3.32%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,661,337,383
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 6,072,495
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000154967
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selection and overweight exposures to the housing, health care, lower coupon, and prepaid gas revenue bond sectors contributed to performance

↑ Relative value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↑ A slight overweight exposure to BBB rated bonds contributed to Index relative returns as lower quality bonds generally outperformed during the period

↓ An overweight exposure to AAA rated credits detracted from Index relative performance as higher quality bonds underperformed during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000
2/16	$9,686	$10,016	$10,027
3/16	$9,686	$10,047	$10,011
4/16	$9,742	$10,121	$10,058
5/16	$9,723	$10,149	$10,048
6/16	$9,827	$10,310	$10,133
7/16	$9,846	$10,316	$10,158
8/16	$9,846	$10,330	$10,152
9/16	$9,818	$10,279	$10,122
10/16	$9,760	$10,171	$10,075
11/16	$9,467	$9,792	$9,829
12/16	$9,534	$9,907	$9,887
1/17	$9,580	$9,972	$9,964
2/17	$9,637	$10,041	$10,030
3/17	$9,656	$10,063	$10,038
4/17	$9,723	$10,136	$10,098
5/17	$9,828	$10,297	$10,194
6/17	$9,791	$10,260	$10,160
7/17	$9,849	$10,343	$10,225
8/17	$9,906	$10,422	$10,279
9/17	$9,850	$10,369	$10,226
10/17	$9,851	$10,394	$10,229
11/17	$9,775	$10,338	$10,133
12/17	$9,824	$10,446	$10,187
1/18	$9,749	$10,323	$10,146
2/18	$9,723	$10,293	$10,127
3/18	$9,724	$10,331	$10,130
4/18	$9,708	$10,294	$10,101
5/18	$9,767	$10,412	$10,183
6/18	$9,780	$10,420	$10,211
7/18	$9,810	$10,446	$10,247
8/18	$9,813	$10,473	$10,251
9/18	$9,777	$10,405	$10,202
10/18	$9,751	$10,341	$10,182
11/18	$9,813	$10,455	$10,264
12/18	$9,896	$10,580	$10,359
1/19	$9,969	$10,660	$10,445
2/19	$10,024	$10,717	$10,491
3/19	$10,096	$10,887	$10,571
4/19	$10,111	$10,928	$10,580
5/19	$10,214	$11,078	$10,687
6/19	$10,249	$11,119	$10,734
7/19	$10,302	$11,209	$10,810
8/19	$10,375	$11,386	$10,886
9/19	$10,330	$11,294	$10,806
10/19	$10,343	$11,315	$10,846
11/19	$10,356	$11,343	$10,870
12/19	$10,379	$11,378	$10,901
1/20	$10,490	$11,582	$11,029
2/20	$10,563	$11,731	$11,098
3/20	$10,288	$11,306	$10,835
4/20	$10,222	$11,164	$10,814
5/20	$10,482	$11,519	$11,082
6/20	$10,593	$11,614	$11,125
7/20	$10,723	$11,809	$11,245
8/20	$10,703	$11,754	$11,229
9/20	$10,674	$11,757	$11,241
10/20	$10,662	$11,721	$11,219
11/20	$10,773	$11,898	$11,295
12/20	$10,852	$11,971	$11,334
1/21	$10,930	$12,047	$11,373
2/21	$10,819	$11,855	$11,268
3/21	$10,848	$11,929	$11,310
4/21	$10,927	$12,029	$11,358
5/21	$10,946	$12,065	$11,363
6/21	$10,965	$12,098	$11,368
7/21	$11,024	$12,198	$11,434
8/21	$11,002	$12,153	$11,423
9/21	$10,929	$12,065	$11,371
10/21	$10,897	$12,030	$11,341
11/21	$10,945	$12,133	$11,369
12/21	$10,951	$12,152	$11,382
1/22	$10,726	$11,820	$11,143
2/22	$10,685	$11,777	$11,110
3/22	$10,460	$11,395	$10,872
4/22	$10,276	$11,080	$10,703
5/22	$10,376	$11,245	$10,849
6/22	$10,306	$11,061	$10,810
7/22	$10,480	$11,353	$10,997
8/22	$10,352	$11,104	$10,833
9/22	$10,133	$10,678	$10,566
10/22	$10,059	$10,589	$10,544
11/22	$10,418	$11,084	$10,825
12/22	$10,448	$11,116	$10,869
1/23	$10,686	$11,435	$11,071
2/23	$10,505	$11,177	$10,880
3/23	$10,665	$11,425	$11,069
4/23	$10,648	$11,399	$11,027
5/23	$10,558	$11,300	$10,937
6/23	$10,634	$11,413	$11,009
7/23	$10,648	$11,458	$11,044
8/23	$10,569	$11,293	$10,971
9/23	$10,321	$10,962	$10,794
10/23	$10,283	$10,869	$10,778
11/23	$10,750	$11,559	$11,172
12/23	$10,964	$11,828	$11,339
1/24	$10,916	$11,767	$11,304
2/24	$10,955	$11,782	$11,312
3/24	$10,925	$11,782	$11,298
4/24	$10,834	$11,636	$11,210
5/24	$10,764	$11,602	$11,145
6/24	$10,908	$11,780	$11,263
7/24	$11,000	$11,887	$11,366
8/24	$11,144	$11,981	$11,492
9/24	$11,248	$12,099	$11,569
10/24	$11,101	$11,923	$11,450
11/24	$11,235	$12,129	$11,548
12/24	$11,130	$11,952	$11,467
1/25	$11,188	$12,012	$11,543
2/25	$11,301	$12,131	$11,642
3/25	$11,185	$11,926	$11,560
4/25	$11,146	$11,830	$11,499
5/25	$11,216	$11,837	$11,594
6/25	$11,330	$11,911	$11,692
7/25	$11,391	$11,887	$11,764
8/25	$11,473	$11,990	$11,857
9/25	$11,589	$12,268	$11,950
10/25	$11,661	$12,420	$11,982
11/25	$11,678	$12,449	$12,009
12/25	$11,716	$12,460	$12,042
1/26	$11,806	$12,577	$12,157

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.55%	1.56%	2.01%
Class A with 3.25% Maximum Sales Charge	2.17%	0.88%	1.67%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	5.31%	1.34%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 80,686,140
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 87,709
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,686,140
# of Portfolio Holdings	99
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$87,709

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.9%
Transportation	3.9%
Education	4.0%
Special Tax Revenue	5.4%
Water and Sewer	5.7%
Senior Living/Life Care	6.1%
Hospital	6.7%
Electric Utilities	7.4%
Other Revenue	10.0%
Housing	10.6%
General Obligations	37.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	9.5%
A	9.8%
AA	52.7%
AAA	28.0%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154968
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	1.39%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An overweight exposure to AAA rated credits detracted from Index relative performance as higher quality bonds underperformed during the period

↑ Security selection and overweight exposures to the housing, health care, lower coupon, and prepaid gas revenue bond sectors contributed to performance

↑ Relative value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↑ A slight overweight exposure to BBB rated bonds contributed to Index relative returns as lower quality bonds generally outperformed during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000
2/16	$10,005	$10,016	$10,027
3/16	$9,999	$10,047	$10,011
4/16	$10,051	$10,121	$10,058
5/16	$10,025	$10,149	$10,048
6/16	$10,126	$10,310	$10,133
7/16	$10,129	$10,316	$10,158
8/16	$10,132	$10,330	$10,152
9/16	$10,097	$10,279	$10,122
10/16	$10,031	$10,171	$10,075
11/16	$9,725	$9,792	$9,829
12/16	$9,786	$9,907	$9,887
1/17	$9,826	$9,972	$9,964
2/17	$9,879	$10,041	$10,030
3/17	$9,892	$10,063	$10,038
4/17	$9,955	$10,136	$10,098
5/17	$10,056	$10,297	$10,194
6/17	$10,012	$10,260	$10,160
7/17	$10,065	$10,343	$10,225
8/17	$10,117	$10,422	$10,279
9/17	$10,054	$10,369	$10,226
10/17	$10,048	$10,394	$10,229
11/17	$9,965	$10,338	$10,133
12/17	$10,008	$10,446	$10,187
1/18	$9,925	$10,323	$10,146
2/18	$9,893	$10,293	$10,127
3/18	$9,888	$10,331	$10,130
4/18	$9,856	$10,294	$10,101
5/18	$9,919	$10,412	$10,183
6/18	$9,926	$10,420	$10,211
7/18	$9,951	$10,446	$10,247
8/18	$9,947	$10,473	$10,251
9/18	$9,904	$10,405	$10,202
10/18	$9,872	$10,341	$10,182
11/18	$9,929	$10,455	$10,264
12/18	$10,006	$10,580	$10,359
1/19	$10,073	$10,660	$10,445
2/19	$10,123	$10,717	$10,491
3/19	$10,190	$10,887	$10,571
4/19	$10,199	$10,928	$10,580
5/19	$10,296	$11,078	$10,687
6/19	$10,324	$11,119	$10,734
7/19	$10,372	$11,209	$10,810
8/19	$10,438	$11,386	$10,886
9/19	$10,386	$11,294	$10,806
10/19	$10,393	$11,315	$10,846
11/19	$10,400	$11,343	$10,870
12/19	$10,416	$11,378	$10,901
1/20	$10,511	$11,582	$11,029
2/20	$10,587	$11,731	$11,098
3/20	$10,306	$11,306	$10,835
4/20	$10,223	$11,164	$10,814
5/20	$10,487	$11,519	$11,082
6/20	$10,591	$11,614	$11,125
7/20	$10,715	$11,809	$11,245
8/20	$10,688	$11,754	$11,229
9/20	$10,652	$11,757	$11,241
10/20	$10,634	$11,721	$11,219
11/20	$10,738	$11,898	$11,295
12/20	$10,800	$11,971	$11,334
1/21	$10,881	$12,047	$11,373
2/21	$10,764	$11,855	$11,268
3/21	$10,785	$11,929	$11,310
4/21	$10,858	$12,029	$11,358
5/21	$10,880	$12,065	$11,363
6/21	$10,882	$12,098	$11,368
7/21	$10,933	$12,198	$11,434
8/21	$10,904	$12,153	$11,423
9/21	$10,826	$12,065	$11,371
10/21	$10,797	$12,030	$11,341
11/21	$10,828	$12,133	$11,369
12/21	$10,827	$12,152	$11,382
1/22	$10,598	$11,820	$11,143
2/22	$10,551	$11,777	$11,110
3/22	$10,332	$11,395	$10,872
4/22	$10,134	$11,080	$10,703
5/22	$10,227	$11,245	$10,849
6/22	$10,151	$11,061	$10,810
7/22	$10,316	$11,353	$10,997
8/22	$10,184	$11,104	$10,833
9/22	$9,962	$10,678	$10,566
10/22	$9,883	$10,589	$10,544
11/22	$10,230	$11,084	$10,825
12/22	$10,252	$11,116	$10,869
1/23	$10,479	$11,435	$11,071
2/23	$10,296	$11,177	$10,880
3/23	$10,446	$11,425	$11,069
4/23	$10,423	$11,399	$11,027
5/23	$10,328	$11,300	$10,937
6/23	$10,396	$11,413	$11,009
7/23	$10,403	$11,458	$11,044
8/23	$10,320	$11,293	$10,971
9/23	$10,071	$10,962	$10,794
10/23	$10,027	$10,869	$10,778
11/23	$10,476	$11,559	$11,172
12/23	$10,678	$11,828	$11,339
1/24	$10,624	$11,767	$11,304
2/24	$10,656	$11,782	$11,312
3/24	$10,621	$11,782	$11,298
4/24	$10,526	$11,636	$11,210
5/24	$10,451	$11,602	$11,145
6/24	$10,584	$11,780	$11,263
7/24	$10,667	$11,887	$11,366
8/24	$10,800	$11,981	$11,492
9/24	$10,894	$12,099	$11,569
10/24	$10,744	$11,923	$11,450
11/24	$10,867	$12,129	$11,548
12/24	$10,759	$11,952	$11,467
1/25	$10,808	$12,012	$11,543
2/25	$10,911	$12,131	$11,642
3/25	$10,781	$11,926	$11,560
4/25	$10,747	$11,830	$11,499
5/25	$10,808	$11,837	$11,594
6/25	$10,912	$11,911	$11,692
7/25	$10,953	$11,887	$11,764
8/25	$11,035	$11,990	$11,857
9/25	$11,140	$12,268	$11,950
10/25	$11,202	$12,420	$11,982
11/25	$11,211	$12,449	$12,009
12/25	$11,241	$12,460	$12,042
1/26	$11,494	$12,577	$12,157

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.76%	0.80%	1.40%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.76%	0.80%	1.40%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	5.31%	1.34%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 80,686,140
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 87,709
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,686,140
# of Portfolio Holdings	99
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$87,709

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.9%
Transportation	3.9%
Education	4.0%
Special Tax Revenue	5.4%
Water and Sewer	5.7%
Senior Living/Life Care	6.1%
Hospital	6.7%
Electric Utilities	7.4%
Other Revenue	10.0%
Housing	10.6%
General Obligations	37.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	9.5%
A	9.8%
AA	52.7%
AAA	28.0%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000154969
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selection and overweight exposures to the housing, health care, lower coupon, and prepaid gas revenue bond sectors contributed to performance

↑ Relative value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↑ A slight overweight exposure to BBB rated bonds contributed to Index relative returns as lower quality bonds generally outperformed during the period

↓ An overweight exposure to AAA rated credits detracted from Index relative performance as higher quality bonds underperformed during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000
2/16	$1,001,297	$1,001,573	$1,002,695
3/16	$1,001,518	$1,004,745	$1,001,119
4/16	$1,007,601	$1,012,133	$1,005,756
5/16	$1,005,856	$1,014,871	$1,004,839
6/16	$1,016,801	$1,031,016	$1,013,300
7/16	$1,018,949	$1,031,646	$1,015,780
8/16	$1,019,123	$1,033,038	$1,015,206
9/16	$1,016,430	$1,027,882	$1,012,152
10/16	$1,010,693	$1,017,098	$1,007,527
11/16	$980,633	$979,165	$982,933
12/16	$987,654	$990,660	$988,693
1/17	$992,633	$997,192	$996,429
2/17	$998,783	$1,004,116	$1,002,983
3/17	$1,000,944	$1,006,296	$1,003,811
4/17	$1,008,122	$1,013,597	$1,009,771
5/17	$1,019,209	$1,029,684	$1,019,430
6/17	$1,015,601	$1,025,991	$1,015,995
7/17	$1,021,800	$1,034,292	$1,022,477
8/17	$1,028,003	$1,042,163	$1,027,929
9/17	$1,022,412	$1,036,864	$1,022,591
10/17	$1,022,682	$1,039,395	$1,022,941
11/17	$1,015,062	$1,033,830	$1,013,320
12/17	$1,020,326	$1,044,635	$1,018,697
1/18	$1,012,735	$1,032,337	$1,014,649
2/18	$1,010,241	$1,029,252	$1,012,663
3/18	$1,011,614	$1,033,051	$1,013,013
4/18	$1,009,126	$1,029,365	$1,010,095
5/18	$1,015,523	$1,041,152	$1,018,251
6/18	$1,016,998	$1,042,041	$1,021,075
7/18	$1,020,406	$1,044,569	$1,024,672
8/18	$1,020,868	$1,047,252	$1,025,063
9/18	$1,017,328	$1,040,472	$1,020,181
10/18	$1,014,871	$1,034,065	$1,018,238
11/18	$1,021,588	$1,045,510	$1,026,380
12/18	$1,030,335	$1,058,028	$1,035,908
1/19	$1,038,169	$1,066,026	$1,044,518
2/19	$1,044,062	$1,071,734	$1,049,104
3/19	$1,051,828	$1,088,675	$1,057,064
4/19	$1,054,655	$1,092,767	$1,057,976
5/19	$1,064,552	$1,107,832	$1,068,705
6/19	$1,068,370	$1,111,923	$1,073,373
7/19	$1,074,166	$1,120,884	$1,081,022
8/19	$1,081,968	$1,138,564	$1,088,552
9/19	$1,077,500	$1,129,438	$1,080,592
10/19	$1,079,123	$1,131,462	$1,084,565
11/19	$1,080,727	$1,134,291	$1,086,996
12/19	$1,084,344	$1,137,754	$1,090,123
1/20	$1,095,155	$1,158,196	$1,102,881
2/20	$1,102,903	$1,173,131	$1,109,776
3/20	$1,074,538	$1,130,579	$1,083,487
4/20	$1,067,840	$1,116,390	$1,081,381
5/20	$1,095,164	$1,151,904	$1,108,159
6/20	$1,106,970	$1,161,384	$1,112,530
7/20	$1,120,803	$1,180,945	$1,124,517
8/20	$1,119,009	$1,175,404	$1,122,944
9/20	$1,116,133	$1,175,653	$1,124,139
10/20	$1,115,186	$1,172,121	$1,121,860
11/20	$1,126,949	$1,189,810	$1,129,458
12/20	$1,135,478	$1,197,058	$1,133,396
1/21	$1,143,917	$1,204,686	$1,137,288
2/21	$1,132,507	$1,185,545	$1,126,833
3/21	$1,136,784	$1,192,856	$1,131,029
4/21	$1,144,283	$1,202,862	$1,135,776
5/21	$1,147,565	$1,206,450	$1,136,299
6/21	$1,148,760	$1,209,763	$1,136,834
7/21	$1,155,137	$1,219,797	$1,143,375
8/21	$1,153,059	$1,215,320	$1,142,273
9/21	$1,145,723	$1,206,549	$1,137,078
10/21	$1,143,605	$1,203,021	$1,134,089
11/21	$1,147,884	$1,213,263	$1,136,863
12/21	$1,148,769	$1,215,220	$1,138,246
1/22	$1,125,390	$1,181,956	$1,114,264
2/22	$1,122,309	$1,177,721	$1,110,960
3/22	$1,098,976	$1,139,543	$1,087,154
4/22	$1,078,862	$1,108,024	$1,070,327
5/22	$1,089,623	$1,124,484	$1,084,917
6/22	$1,082,479	$1,106,067	$1,080,961
7/22	$1,100,985	$1,135,291	$1,099,727
8/22	$1,087,776	$1,110,409	$1,083,338
9/22	$1,064,973	$1,067,791	$1,056,592
10/22	$1,057,499	$1,058,911	$1,054,393
11/22	$1,095,431	$1,108,440	$1,082,462
12/22	$1,098,717	$1,111,613	$1,086,867
1/23	$1,124,018	$1,143,544	$1,107,147
2/23	$1,105,250	$1,117,686	$1,088,029
3/23	$1,122,237	$1,142,485	$1,106,873
4/23	$1,120,689	$1,139,875	$1,102,695
5/23	$1,111,487	$1,129,998	$1,093,699
6/23	$1,119,761	$1,141,317	$1,100,862
7/23	$1,121,455	$1,145,832	$1,104,352
8/23	$1,113,378	$1,129,336	$1,097,070
9/23	$1,088,627	$1,096,237	$1,079,398
10/23	$1,083,711	$1,086,908	$1,077,762
11/23	$1,133,063	$1,155,907	$1,117,163
12/23	$1,155,912	$1,182,772	$1,133,863
1/24	$1,151,041	$1,176,731	$1,130,371
2/24	$1,155,383	$1,178,243	$1,131,177
3/24	$1,152,553	$1,178,205	$1,129,772
4/24	$1,143,211	$1,163,614	$1,120,995
5/24	$1,136,082	$1,160,200	$1,114,546
6/24	$1,151,484	$1,177,984	$1,126,255
7/24	$1,161,401	$1,188,721	$1,136,647
8/24	$1,176,850	$1,198,096	$1,149,207
9/24	$1,188,098	$1,209,937	$1,156,924
10/24	$1,172,814	$1,192,295	$1,144,996
11/24	$1,187,169	$1,212,891	$1,154,803
12/24	$1,176,349	$1,195,233	$1,146,739
1/25	$1,183,848	$1,201,223	$1,154,345
2/25	$1,194,920	$1,213,133	$1,164,221
3/25	$1,182,923	$1,192,574	$1,155,979
4/25	$1,178,994	$1,182,966	$1,149,917
5/25	$1,186,626	$1,183,725	$1,159,387
6/25	$1,198,990	$1,191,095	$1,169,153
7/25	$1,205,643	$1,188,689	$1,176,380
8/25	$1,214,591	$1,199,021	$1,185,654
9/25	$1,228,284	$1,226,788	$1,195,018
10/25	$1,234,973	$1,242,003	$1,198,187
11/25	$1,237,012	$1,244,852	$1,200,888
12/25	$1,241,362	$1,245,973	$1,204,231
1/26	$1,251,439	$1,257,666	$1,215,687

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.71%	1.81%	2.27%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	5.31%	1.34%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 80,686,140
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 87,709
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,686,140
# of Portfolio Holdings	99
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$87,709

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.9%
Transportation	3.9%
Education	4.0%
Special Tax Revenue	5.4%
Water and Sewer	5.7%
Senior Living/Life Care	6.1%
Hospital	6.7%
Electric Utilities	7.4%
Other Revenue	10.0%
Housing	10.6%
General Obligations	37.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	9.5%
A	9.8%
AA	52.7%
AAA	28.0%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081348
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↓ Out-of-Index exposures to bonds with 1–7 years and 12–15+ years remaining to maturity detracted from performance as the yield-curve steepened more in the longer maturity segment during the period. The net result of the yield-curve positioning was negative relative to the index

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and prepaid gas revenue bond sectors contributed to performance

↑ Relative-value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,673	$10,016	$10,009	$9,999
3/16	$9,732	$10,047	$10,039	$10,060
4/16	$9,822	$10,121	$10,120	$10,149
5/16	$9,832	$10,149	$10,122	$10,187
6/16	$10,034	$10,310	$10,292	$10,390
7/16	$10,021	$10,316	$10,300	$10,379
8/16	$10,040	$10,330	$10,310	$10,401
9/16	$9,995	$10,279	$10,280	$10,345
10/16	$9,862	$10,171	$10,156	$10,189
11/16	$9,354	$9,792	$9,700	$9,712
12/16	$9,512	$9,907	$9,840	$9,883
1/17	$9,558	$9,972	$9,913	$9,933
2/17	$9,629	$10,041	$9,982	$10,002
3/17	$9,668	$10,063	$10,015	$10,033
4/17	$9,772	$10,136	$10,111	$10,127
5/17	$9,955	$10,297	$10,292	$10,329
6/17	$9,912	$10,260	$10,251	$10,278
7/17	$9,974	$10,343	$10,346	$10,369
8/17	$10,069	$10,422	$10,420	$10,468
9/17	$10,002	$10,369	$10,360	$10,435
10/17	$10,015	$10,394	$10,382	$10,473
11/17	$9,948	$10,338	$10,290	$10,421
12/17	$10,068	$10,446	$10,414	$10,569
1/18	$9,894	$10,323	$10,254	$10,381
2/18	$9,844	$10,293	$10,210	$10,343
3/18	$9,883	$10,331	$10,246	$10,408
4/18	$9,841	$10,294	$10,223	$10,383
5/18	$9,947	$10,412	$10,331	$10,511
6/18	$9,938	$10,420	$10,338	$10,508
7/18	$9,969	$10,446	$10,378	$10,532
8/18	$9,984	$10,473	$10,410	$10,581
9/18	$9,917	$10,405	$10,345	$10,503
10/18	$9,866	$10,341	$10,285	$10,412
11/18	$9,965	$10,455	$10,419	$10,563
12/18	$10,081	$10,580	$10,561	$10,715
1/19	$10,172	$10,660	$10,675	$10,804
2/19	$10,231	$10,717	$10,734	$10,867
3/19	$10,348	$10,887	$10,893	$11,084
4/19	$10,382	$10,928	$10,922	$11,135
5/19	$10,533	$11,078	$11,086	$11,312
6/19	$10,575	$11,119	$11,127	$11,354
7/19	$10,650	$11,209	$11,223	$11,461
8/19	$10,784	$11,386	$11,396	$11,703
9/19	$10,700	$11,294	$11,285	$11,591
10/19	$10,707	$11,315	$11,302	$11,599
11/19	$10,723	$11,343	$11,330	$11,628
12/19	$10,748	$11,378	$11,374	$11,669
1/20	$10,941	$11,582	$11,594	$11,936
2/20	$11,068	$11,731	$11,731	$12,131
3/20	$10,701	$11,306	$11,329	$11,630
4/20	$10,557	$11,164	$11,214	$11,412
5/20	$10,904	$11,519	$11,580	$11,822
6/20	$11,014	$11,614	$11,655	$11,943
7/20	$11,183	$11,809	$11,863	$12,191
8/20	$11,146	$11,754	$11,799	$12,101
9/20	$11,136	$11,757	$11,803	$12,106
10/20	$11,107	$11,721	$11,766	$12,063
11/20	$11,268	$11,898	$11,941	$12,312
12/20	$11,334	$11,971	$12,014	$12,407
1/21	$11,416	$12,047	$12,083	$12,504
2/21	$11,241	$11,855	$11,878	$12,255
3/21	$11,287	$11,929	$11,946	$12,340
4/21	$11,387	$12,029	$12,039	$12,476
5/21	$11,418	$12,065	$12,059	$12,523
6/21	$11,440	$12,098	$12,082	$12,560
7/21	$11,522	$12,198	$12,196	$12,691
8/21	$11,483	$12,153	$12,164	$12,634
9/21	$11,375	$12,065	$12,063	$12,518
10/21	$11,344	$12,030	$12,016	$12,475
11/21	$11,419	$12,133	$12,102	$12,622
12/21	$11,432	$12,152	$12,129	$12,644
1/22	$11,104	$11,820	$11,779	$12,245
2/22	$11,040	$11,777	$11,741	$12,204
3/22	$10,686	$11,395	$11,374	$11,739
4/22	$10,403	$11,080	$11,072	$11,349
5/22	$10,522	$11,245	$11,249	$11,515
6/22	$10,380	$11,061	$11,128	$11,285
7/22	$10,643	$11,353	$11,454	$11,652
8/22	$10,440	$11,104	$11,244	$11,383
9/22	$10,096	$10,678	$10,845	$10,888
10/22	$10,019	$10,589	$10,787	$10,803
11/22	$10,547	$11,084	$11,238	$11,395
12/22	$10,560	$11,116	$11,332	$11,448
1/23	$10,896	$11,435	$11,637	$11,800
2/23	$10,662	$11,177	$11,405	$11,529
3/23	$10,884	$11,425	$11,644	$11,809
4/23	$10,872	$11,399	$11,618	$11,804
5/23	$10,760	$11,300	$11,490	$11,688
6/23	$10,839	$11,413	$11,576	$11,807
7/23	$10,873	$11,458	$11,628	$11,872
8/23	$10,726	$11,293	$11,470	$11,664
9/23	$10,361	$10,962	$11,154	$11,238
10/23	$10,205	$10,869	$11,086	$11,124
11/23	$10,968	$11,559	$11,715	$11,967
12/23	$11,304	$11,828	$11,987	$12,293
1/24	$11,248	$11,767	$11,927	$12,227
2/24	$11,265	$11,782	$11,933	$12,248
3/24	$11,256	$11,782	$11,922	$12,288
4/24	$11,118	$11,636	$11,762	$12,099
5/24	$11,015	$11,602	$11,623	$12,052
6/24	$11,219	$11,780	$11,798	$12,270
7/24	$11,321	$11,887	$11,893	$12,379
8/24	$11,441	$11,981	$12,001	$12,428
9/24	$11,581	$12,099	$12,110	$12,569
10/24	$11,365	$11,923	$11,909	$12,355
11/24	$11,561	$12,129	$12,089	$12,606
12/24	$11,400	$11,952	$11,948	$12,390
1/25	$11,475	$12,012	$12,046	$12,472
2/25	$11,616	$12,131	$12,189	$12,620
3/25	$11,389	$11,926	$11,979	$12,316
4/25	$11,350	$11,830	$11,891	$12,215
5/25	$11,379	$11,837	$11,968	$12,203
6/25	$11,493	$11,911	$12,072	$12,267
7/25	$11,493	$11,887	$12,085	$12,194
8/25	$11,618	$11,990	$12,195	$12,312
9/25	$11,849	$12,268	$12,438	$12,688
10/25	$11,994	$12,420	$12,590	$12,966
11/25	$12,024	$12,449	$12,624	$13,013
12/25	$12,053	$12,460	$12,655	$13,048
1/26	$12,171	$12,577	$12,803	$13,217

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.06%	1.29%	2.32%
Class A with 3.25% Maximum Sales Charge	2.60%	0.63%	1.98%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg 10 Year Municipal Bond Index	6.28%	1.16%	2.50%
Bloomberg 15 Year Municipal Bond Index	5.97%	1.11%	2.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 824,790,593
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 2,220,474
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$824,790,593
# of Portfolio Holdings	453
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,220,474

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.2%
Hospital	3.5%
Education	3.7%
Lease Rev./Cert. of Participation	3.8%
Water and Sewer	4.4%
Transportation	5.3%
Special Tax Revenue	5.6%
Housing	9.6%
Other Revenue	9.6%
General Obligations	45.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.9%
A	13.5%
AA	48.6%
AAA	34.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081349
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↓ Out-of-Index exposures to bonds with 1–7 years and 12–15+ years remaining to maturity detracted from performance as the yield-curve steepened more in the longer maturity segment during the period. The net result of the yield-curve positioning was negative relative to the index

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and prepaid gas revenue bond sectors contributed to performance

↑ Relative-value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,992	$10,016	$10,009	$9,999
3/16	$10,046	$10,047	$10,039	$10,060
4/16	$10,133	$10,121	$10,120	$10,149
5/16	$10,137	$10,149	$10,122	$10,187
6/16	$10,347	$10,310	$10,292	$10,390
7/16	$10,319	$10,316	$10,300	$10,379
8/16	$10,331	$10,330	$10,310	$10,401
9/16	$10,279	$10,279	$10,280	$10,345
10/16	$10,136	$10,171	$10,156	$10,189
11/16	$9,616	$9,792	$9,700	$9,712
12/16	$9,771	$9,907	$9,840	$9,883
1/17	$9,804	$9,972	$9,913	$9,933
2/17	$9,871	$10,041	$9,982	$10,002
3/17	$9,905	$10,063	$10,015	$10,033
4/17	$10,005	$10,136	$10,111	$10,127
5/17	$10,187	$10,297	$10,292	$10,329
6/17	$10,137	$10,260	$10,251	$10,278
7/17	$10,202	$10,343	$10,346	$10,369
8/17	$10,284	$10,422	$10,420	$10,468
9/17	$10,217	$10,369	$10,360	$10,435
10/17	$10,224	$10,394	$10,382	$10,473
11/17	$10,150	$10,338	$10,290	$10,421
12/17	$10,257	$10,446	$10,414	$10,569
1/18	$10,074	$10,323	$10,254	$10,381
2/18	$10,017	$10,293	$10,210	$10,343
3/18	$10,050	$10,331	$10,246	$10,408
4/18	$10,010	$10,294	$10,223	$10,383
5/18	$10,111	$10,412	$10,331	$10,511
6/18	$10,095	$10,420	$10,338	$10,508
7/18	$10,112	$10,446	$10,378	$10,532
8/18	$10,121	$10,473	$10,410	$10,581
9/18	$10,055	$10,405	$10,345	$10,503
10/18	$9,988	$10,341	$10,285	$10,412
11/18	$10,083	$10,455	$10,419	$10,563
12/18	$10,202	$10,580	$10,561	$10,715
1/19	$10,287	$10,660	$10,675	$10,804
2/19	$10,333	$10,717	$10,734	$10,867
3/19	$10,453	$10,887	$10,893	$11,084
4/19	$10,481	$10,928	$10,922	$11,135
5/19	$10,618	$11,078	$11,086	$11,312
6/19	$10,654	$11,119	$11,127	$11,354
7/19	$10,723	$11,209	$11,223	$11,461
8/19	$10,851	$11,386	$11,396	$11,703
9/19	$10,759	$11,294	$11,285	$11,591
10/19	$10,760	$11,315	$11,302	$11,599
11/19	$10,770	$11,343	$11,330	$11,628
12/19	$10,796	$11,378	$11,374	$11,669
1/20	$10,975	$11,582	$11,594	$11,936
2/20	$11,104	$11,731	$11,731	$12,131
3/20	$10,729	$11,306	$11,329	$11,630
4/20	$10,577	$11,164	$11,214	$11,412
5/20	$10,919	$11,519	$11,580	$11,822
6/20	$11,013	$11,614	$11,655	$11,943
7/20	$11,176	$11,809	$11,863	$12,191
8/20	$11,140	$11,754	$11,799	$12,101
9/20	$11,115	$11,757	$11,803	$12,106
10/20	$11,087	$11,721	$11,766	$12,063
11/20	$11,233	$11,898	$11,941	$12,312
12/20	$11,300	$11,971	$12,014	$12,407
1/21	$11,366	$12,047	$12,083	$12,504
2/21	$11,184	$11,855	$11,878	$12,255
3/21	$11,224	$11,929	$11,946	$12,340
4/21	$11,316	$12,029	$12,039	$12,476
5/21	$11,348	$12,065	$12,059	$12,523
6/21	$11,354	$12,098	$12,082	$12,560
7/21	$11,437	$12,198	$12,196	$12,691
8/21	$11,383	$12,153	$12,164	$12,634
9/21	$11,277	$12,065	$12,063	$12,518
10/21	$11,239	$12,030	$12,016	$12,475
11/21	$11,306	$12,133	$12,102	$12,622
12/21	$11,303	$12,152	$12,129	$12,644
1/22	$10,972	$11,820	$11,779	$12,245
2/22	$10,911	$11,777	$11,741	$12,204
3/22	$10,554	$11,395	$11,374	$11,739
4/22	$10,259	$11,080	$11,072	$11,349
5/22	$10,380	$11,245	$11,249	$11,515
6/22	$10,224	$11,061	$11,128	$11,285
7/22	$10,485	$11,353	$11,454	$11,652
8/22	$10,279	$11,104	$11,244	$11,383
9/22	$9,925	$10,678	$10,845	$10,888
10/22	$9,843	$10,589	$10,787	$10,803
11/22	$10,364	$11,084	$11,238	$11,395
12/22	$10,371	$11,116	$11,332	$11,448
1/23	$10,685	$11,435	$11,637	$11,800
2/23	$10,459	$11,177	$11,405	$11,529
3/23	$10,660	$11,425	$11,644	$11,809
4/23	$10,651	$11,399	$11,618	$11,804
5/23	$10,535	$11,300	$11,490	$11,688
6/23	$10,606	$11,413	$11,576	$11,807
7/23	$10,632	$11,458	$11,628	$11,872
8/23	$10,482	$11,293	$11,470	$11,664
9/23	$10,110	$10,962	$11,154	$11,238
10/23	$9,950	$10,869	$11,086	$11,124
11/23	$10,689	$11,559	$11,715	$11,967
12/23	$11,010	$11,828	$11,987	$12,293
1/24	$10,957	$11,767	$11,927	$12,227
2/24	$10,959	$11,782	$11,933	$12,248
3/24	$10,942	$11,782	$11,922	$12,288
4/24	$10,801	$11,636	$11,762	$12,099
5/24	$10,695	$11,602	$11,623	$12,052
6/24	$10,886	$11,780	$11,798	$12,270
7/24	$10,978	$11,887	$11,893	$12,379
8/24	$11,087	$11,981	$12,001	$12,428
9/24	$11,225	$12,099	$12,110	$12,569
10/24	$11,000	$11,923	$11,909	$12,355
11/24	$11,183	$12,129	$12,089	$12,606
12/24	$11,020	$11,952	$11,948	$12,390
1/25	$11,085	$12,012	$12,046	$12,472
2/25	$11,216	$12,131	$12,189	$12,620
3/25	$10,988	$11,926	$11,979	$12,316
4/25	$10,945	$11,830	$11,891	$12,215
5/25	$10,974	$11,837	$11,968	$12,203
6/25	$11,069	$11,911	$12,072	$12,267
7/25	$11,062	$11,887	$12,085	$12,194
8/25	$11,175	$11,990	$12,195	$12,312
9/25	$11,391	$12,268	$12,438	$12,688
10/25	$11,523	$12,420	$12,590	$12,966
11/25	$11,544	$12,449	$12,624	$13,013
12/25	$11,574	$12,460	$12,655	$13,048
1/26	$11,855	$12,577	$12,803	$13,217

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.35%	0.54%	1.72%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.35%	0.54%	1.72%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg 10 Year Municipal Bond Index	6.28%	1.16%	2.50%
Bloomberg 15 Year Municipal Bond Index	5.97%	1.11%	2.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 824,790,593
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 2,220,474
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$824,790,593
# of Portfolio Holdings	453
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,220,474

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.2%
Hospital	3.5%
Education	3.7%
Lease Rev./Cert. of Participation	3.8%
Water and Sewer	4.4%
Transportation	5.3%
Special Tax Revenue	5.6%
Housing	9.6%
Other Revenue	9.6%
General Obligations	45.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.9%
A	13.5%
AA	48.6%
AAA	34.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081350
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and prepaid gas revenue bond sectors contributed to performance

↑ Relative-value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↓ Out-of-Index exposures to bonds with 1–7 years and 12–15+ years remaining to maturity detracted from performance as the yield-curve steepened more in the longer maturity segment during the period. The net result of the yield-curve positioning was negative relative to the index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$999,975	$1,001,573	$1,000,935	$999,937
3/16	$1,006,279	$1,004,745	$1,003,894	$1,006,007
4/16	$1,015,837	$1,012,133	$1,011,969	$1,014,898
5/16	$1,017,113	$1,014,871	$1,012,186	$1,018,733
6/16	$1,039,057	$1,031,016	$1,029,243	$1,038,979
7/16	$1,037,135	$1,031,646	$1,029,971	$1,037,892
8/16	$1,039,272	$1,033,038	$1,031,033	$1,040,115
9/16	$1,034,866	$1,027,882	$1,028,041	$1,034,459
10/16	$1,021,314	$1,017,098	$1,015,567	$1,018,926
11/16	$968,876	$979,165	$970,030	$971,211
12/16	$985,387	$990,660	$983,974	$988,305
1/17	$990,340	$997,192	$991,257	$993,299
2/17	$997,109	$1,004,116	$998,242	$1,000,207
3/17	$1,002,165	$1,006,296	$1,001,490	$1,003,336
4/17	$1,013,154	$1,013,597	$1,011,066	$1,012,676
5/17	$1,032,426	$1,029,684	$1,029,182	$1,032,941
6/17	$1,027,358	$1,025,991	$1,025,061	$1,027,775
7/17	$1,034,837	$1,034,292	$1,034,601	$1,036,905
8/17	$1,044,891	$1,042,163	$1,041,971	$1,046,843
9/17	$1,038,130	$1,036,864	$1,035,962	$1,043,496
10/17	$1,039,752	$1,039,395	$1,038,216	$1,047,276
11/17	$1,032,999	$1,033,830	$1,029,006	$1,042,145
12/17	$1,045,645	$1,044,635	$1,041,365	$1,056,910
1/18	$1,027,848	$1,032,337	$1,025,412	$1,038,093
2/18	$1,022,814	$1,029,252	$1,021,010	$1,034,342
3/18	$1,027,073	$1,033,051	$1,024,593	$1,040,817
4/18	$1,022,960	$1,029,365	$1,022,294	$1,038,326
5/18	$1,034,163	$1,041,152	$1,033,122	$1,051,093
6/18	$1,033,416	$1,042,041	$1,033,843	$1,050,837
7/18	$1,036,887	$1,044,569	$1,037,757	$1,053,163
8/18	$1,038,651	$1,047,252	$1,040,979	$1,058,065
9/18	$1,031,896	$1,040,472	$1,034,478	$1,050,335
10/18	$1,026,760	$1,034,065	$1,028,522	$1,041,186
11/18	$1,037,318	$1,045,510	$1,041,853	$1,056,261
12/18	$1,049,609	$1,058,028	$1,056,052	$1,071,532
1/19	$1,059,320	$1,066,026	$1,067,532	$1,080,371
2/19	$1,065,675	$1,071,734	$1,073,412	$1,086,670
3/19	$1,078,957	$1,088,675	$1,089,327	$1,108,420
4/19	$1,082,749	$1,092,767	$1,092,212	$1,113,540
5/19	$1,097,839	$1,107,832	$1,108,619	$1,131,185
6/19	$1,102,489	$1,111,923	$1,112,705	$1,135,427
7/19	$1,110,550	$1,120,884	$1,122,341	$1,146,068
8/19	$1,124,733	$1,138,564	$1,139,627	$1,170,335
9/19	$1,116,170	$1,129,438	$1,128,503	$1,159,082
10/19	$1,117,204	$1,131,462	$1,130,160	$1,159,910
11/19	$1,119,103	$1,134,291	$1,132,973	$1,162,765
12/19	$1,122,753	$1,137,754	$1,137,388	$1,166,893
1/20	$1,142,319	$1,158,196	$1,159,411	$1,193,563
2/20	$1,155,772	$1,173,131	$1,173,106	$1,213,097
3/20	$1,117,694	$1,130,579	$1,132,877	$1,163,019
4/20	$1,102,807	$1,116,390	$1,121,358	$1,141,199
5/20	$1,139,390	$1,151,904	$1,158,038	$1,182,165
6/20	$1,151,090	$1,161,384	$1,165,482	$1,194,291
7/20	$1,169,015	$1,180,945	$1,186,278	$1,219,126
8/20	$1,165,441	$1,175,404	$1,179,860	$1,210,107
9/20	$1,164,572	$1,175,653	$1,180,304	$1,210,572
10/20	$1,161,811	$1,172,121	$1,176,607	$1,206,349
11/20	$1,178,913	$1,189,810	$1,194,080	$1,231,176
12/20	$1,186,937	$1,197,058	$1,201,361	$1,240,663
1/21	$1,194,900	$1,204,686	$1,208,255	$1,250,385
2/21	$1,176,733	$1,185,545	$1,187,846	$1,225,537
3/21	$1,181,897	$1,192,856	$1,194,555	$1,234,026
4/21	$1,192,608	$1,202,862	$1,203,935	$1,247,551
5/21	$1,196,941	$1,206,450	$1,205,934	$1,252,326
6/21	$1,198,601	$1,209,763	$1,208,189	$1,256,004
7/21	$1,207,486	$1,219,797	$1,219,619	$1,269,141
8/21	$1,203,654	$1,215,320	$1,216,412	$1,263,410
9/21	$1,193,439	$1,206,549	$1,206,334	$1,251,801
10/21	$1,189,568	$1,203,021	$1,201,604	$1,247,521
11/21	$1,198,570	$1,213,263	$1,210,192	$1,262,207
12/21	$1,199,262	$1,215,220	$1,212,909	$1,264,383
1/22	$1,165,118	$1,181,956	$1,177,854	$1,224,542
2/22	$1,159,576	$1,177,721	$1,174,143	$1,220,448
3/22	$1,121,691	$1,139,543	$1,137,367	$1,173,862
4/22	$1,092,111	$1,108,024	$1,107,167	$1,134,920
5/22	$1,104,926	$1,124,484	$1,124,947	$1,151,522
6/22	$1,090,192	$1,106,067	$1,112,763	$1,128,545
7/22	$1,118,036	$1,135,291	$1,145,374	$1,165,229
8/22	$1,096,921	$1,110,409	$1,124,431	$1,138,286
9/22	$1,060,976	$1,067,791	$1,084,454	$1,088,846
10/22	$1,053,127	$1,058,911	$1,078,721	$1,080,251
11/22	$1,108,857	$1,108,440	$1,123,755	$1,139,481
12/22	$1,111,483	$1,111,613	$1,133,161	$1,144,818
1/23	$1,146,065	$1,143,544	$1,163,742	$1,179,988
2/23	$1,121,714	$1,117,686	$1,140,510	$1,152,898
3/23	$1,145,243	$1,142,485	$1,164,418	$1,180,886
4/23	$1,145,210	$1,139,875	$1,161,788	$1,180,371
5/23	$1,132,749	$1,129,998	$1,148,968	$1,168,808
6/23	$1,142,233	$1,141,317	$1,157,604	$1,180,687
7/23	$1,146,010	$1,145,832	$1,162,828	$1,187,234
8/23	$1,129,832	$1,129,336	$1,146,988	$1,166,366
9/23	$1,091,609	$1,096,237	$1,115,375	$1,123,820
10/23	$1,075,319	$1,086,908	$1,108,639	$1,112,419
11/23	$1,156,079	$1,155,907	$1,171,528	$1,196,653
12/23	$1,191,731	$1,182,772	$1,198,697	$1,229,343
1/24	$1,186,033	$1,176,731	$1,192,717	$1,222,678
2/24	$1,188,150	$1,178,243	$1,193,298	$1,224,841
3/24	$1,187,390	$1,178,205	$1,192,196	$1,228,761
4/24	$1,173,026	$1,163,614	$1,176,162	$1,209,918
5/24	$1,162,467	$1,160,200	$1,162,292	$1,205,188
6/24	$1,184,250	$1,177,984	$1,179,824	$1,226,973
7/24	$1,195,234	$1,188,721	$1,189,303	$1,237,869
8/24	$1,208,183	$1,198,096	$1,200,096	$1,242,754
9/24	$1,223,214	$1,209,937	$1,210,957	$1,256,873
10/24	$1,200,625	$1,192,295	$1,190,919	$1,235,528
11/24	$1,221,626	$1,212,891	$1,208,947	$1,260,616
12/24	$1,204,886	$1,195,233	$1,194,774	$1,238,994
1/25	$1,213,007	$1,201,223	$1,204,570	$1,247,214
2/25	$1,228,228	$1,213,133	$1,218,870	$1,262,043
3/25	$1,204,363	$1,192,574	$1,197,868	$1,231,564
4/25	$1,200,575	$1,182,966	$1,189,113	$1,221,452
5/25	$1,203,803	$1,183,725	$1,196,764	$1,220,338
6/25	$1,216,194	$1,191,095	$1,207,202	$1,226,745
7/25	$1,216,450	$1,188,689	$1,208,508	$1,219,430
8/25	$1,229,939	$1,199,021	$1,219,511	$1,231,214
9/25	$1,254,706	$1,226,788	$1,243,784	$1,268,774
10/25	$1,270,304	$1,242,003	$1,258,992	$1,296,593
11/25	$1,273,701	$1,244,852	$1,262,350	$1,301,346
12/25	$1,277,076	$1,245,973	$1,265,487	$1,304,774
1/26	$1,289,749	$1,257,666	$1,280,253	$1,321,690

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.33%	1.54%	2.57%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg 10 Year Municipal Bond Index	6.28%	1.16%	2.50%
Bloomberg 15 Year Municipal Bond Index	5.97%	1.11%	2.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 824,790,593
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 2,220,474
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$824,790,593
# of Portfolio Holdings	453
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,220,474

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.2%
Hospital	3.5%
Education	3.7%
Lease Rev./Cert. of Participation	3.8%
Water and Sewer	4.4%
Transportation	5.3%
Special Tax Revenue	5.6%
Housing	9.6%
Other Revenue	9.6%
General Obligations	45.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.9%
A	13.5%
AA	48.6%
AAA	34.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081345
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity detracted from Index-relative performance as longer dated securities underperformed amid yield curve steepening during the period

↑ An out‑of‑Index allocation to U.S. Treasuries contributed to Index‑relative returns as they outperformed tax‑exempt municipal bonds early in the period

↑ Relative value trading activity added value, with the portfolio benefiting from opportunities created by pricing and yield discrepancies among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative performance

↑ An overweight exposure to A-rated bonds contributed to returns as lower credit quality municipal bonds outperformed higher rated bonds

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,673	$10,016	$10,012	$10,020
3/16	$9,725	$10,047	$10,024	$10,007
4/16	$9,800	$10,121	$10,100	$10,074
5/16	$9,812	$10,149	$10,098	$10,061
6/16	$9,974	$10,310	$10,254	$10,177
7/16	$9,955	$10,316	$10,263	$10,202
8/16	$9,975	$10,330	$10,262	$10,198
9/16	$9,925	$10,279	$10,219	$10,184
10/16	$9,820	$10,171	$10,107	$10,106
11/16	$9,400	$9,792	$9,697	$9,734
12/16	$9,522	$9,907	$9,827	$9,810
1/17	$9,550	$9,972	$9,895	$9,903
2/17	$9,613	$10,041	$9,960	$9,984
3/17	$9,635	$10,063	$9,982	$10,001
4/17	$9,721	$10,136	$10,071	$10,095
5/17	$9,879	$10,297	$10,237	$10,240
6/17	$9,831	$10,260	$10,188	$10,194
7/17	$9,902	$10,343	$10,270	$10,283
8/17	$9,981	$10,422	$10,338	$10,354
9/17	$9,916	$10,369	$10,271	$10,273
10/17	$9,923	$10,394	$10,288	$10,280
11/17	$9,850	$10,338	$10,196	$10,167
12/17	$9,945	$10,446	$10,307	$10,251
1/18	$9,800	$10,323	$10,172	$10,163
2/18	$9,752	$10,293	$10,132	$10,116
3/18	$9,775	$10,331	$10,164	$10,127
4/18	$9,735	$10,294	$10,129	$10,089
5/18	$9,848	$10,412	$10,238	$10,200
6/18	$9,839	$10,420	$10,248	$10,225
7/18	$9,863	$10,446	$10,277	$10,266
8/18	$9,861	$10,473	$10,295	$10,272
9/18	$9,812	$10,405	$10,225	$10,214
10/18	$9,755	$10,341	$10,168	$10,184
11/18	$9,853	$10,455	$10,297	$10,295
12/18	$9,952	$10,580	$10,433	$10,420
1/19	$10,033	$10,660	$10,536	$10,538
2/19	$10,076	$10,717	$10,593	$10,597
3/19	$10,191	$10,887	$10,736	$10,701
4/19	$10,224	$10,928	$10,759	$10,714
5/19	$10,348	$11,078	$10,905	$10,862
6/19	$10,380	$11,119	$10,946	$10,910
7/19	$10,463	$11,209	$11,048	$11,007
8/19	$10,586	$11,386	$11,201	$11,123
9/19	$10,518	$11,294	$11,089	$11,018
10/19	$10,525	$11,315	$11,112	$11,054
11/19	$10,539	$11,343	$11,136	$11,081
12/19	$10,560	$11,378	$11,174	$11,123
1/20	$10,751	$11,582	$11,380	$11,307
2/20	$10,899	$11,731	$11,502	$11,403
3/20	$10,560	$11,306	$11,204	$11,012
4/20	$10,499	$11,164	$11,125	$10,966
5/20	$10,859	$11,519	$11,525	$11,310
6/20	$10,932	$11,614	$11,542	$11,376
7/20	$11,088	$11,809	$11,719	$11,552
8/20	$11,044	$11,754	$11,645	$11,530
9/20	$11,031	$11,757	$11,654	$11,544
10/20	$10,992	$11,721	$11,609	$11,515
11/20	$11,149	$11,898	$11,771	$11,634
12/20	$11,197	$11,971	$11,811	$11,691
1/21	$11,233	$12,047	$11,850	$11,741
2/21	$11,063	$11,855	$11,636	$11,570
3/21	$11,064	$11,929	$11,697	$11,628
4/21	$11,143	$12,029	$11,787	$11,699
5/21	$11,170	$12,065	$11,803	$11,704
6/21	$11,197	$12,098	$11,815	$11,712
7/21	$11,284	$12,198	$11,923	$11,808
8/21	$11,250	$12,153	$11,884	$11,790
9/21	$11,139	$12,065	$11,783	$11,708
10/21	$11,113	$12,030	$11,745	$11,661
11/21	$11,184	$12,133	$11,835	$11,707
12/21	$11,182	$12,152	$11,856	$11,733
1/22	$10,887	$11,820	$11,502	$11,414
2/22	$10,829	$11,777	$11,470	$11,376
3/22	$10,516	$11,395	$11,094	$11,064
4/22	$10,255	$11,080	$10,796	$10,827
5/22	$10,416	$11,245	$10,991	$10,996
6/22	$10,230	$11,061	$10,859	$10,933
7/22	$10,492	$11,353	$11,165	$11,196
8/22	$10,289	$11,104	$10,924	$11,000
9/22	$9,973	$10,678	$10,527	$10,642
10/22	$9,880	$10,589	$10,488	$10,598
11/22	$10,426	$11,084	$10,941	$10,960
12/22	$10,415	$11,116	$11,000	$11,033
1/23	$10,751	$11,435	$11,307	$11,298
2/23	$10,529	$11,177	$11,035	$11,065
3/23	$10,761	$11,425	$11,300	$11,286
4/23	$10,788	$11,399	$11,253	$11,248
5/23	$10,716	$11,300	$11,111	$11,120
6/23	$10,770	$11,413	$11,206	$11,199
7/23	$10,770	$11,458	$11,244	$11,245
8/23	$10,617	$11,293	$11,077	$11,127
9/23	$10,229	$10,962	$10,745	$10,879
10/23	$10,067	$10,869	$10,687	$10,833
11/23	$10,832	$11,559	$11,349	$11,356
12/23	$11,160	$11,828	$11,626	$11,583
1/24	$11,087	$11,767	$11,551	$11,536
2/24	$11,079	$11,782	$11,552	$11,541
3/24	$11,069	$11,782	$11,533	$11,528
4/24	$10,913	$11,636	$11,367	$11,397
5/24	$10,895	$11,602	$11,262	$11,289
6/24	$11,073	$11,780	$11,440	$11,430
7/24	$11,194	$11,887	$11,548	$11,550
8/24	$11,288	$11,981	$11,657	$11,700
9/24	$11,439	$12,099	$11,767	$11,796
10/24	$11,205	$11,923	$11,563	$11,631
11/24	$11,394	$12,129	$11,744	$11,757
12/24	$11,215	$11,952	$11,589	$11,643
1/25	$11,263	$12,012	$11,664	$11,733
2/25	$11,415	$12,131	$11,793	$11,855
3/25	$11,228	$11,926	$11,577	$11,730
4/25	$11,165	$11,830	$11,501	$11,651
5/25	$11,156	$11,837	$11,568	$11,767
6/25	$11,244	$11,911	$11,659	$11,880
7/25	$11,217	$11,887	$11,676	$11,948
8/25	$11,314	$11,990	$11,780	$12,063
9/25	$11,576	$12,268	$11,988	$12,206
10/25	$11,723	$12,420	$12,121	$12,258
11/25	$11,744	$12,449	$12,153	$12,278
12/25	$11,765	$12,460	$12,187	$12,307
1/26	$11,853	$12,577	$12,333	$12,439

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.26%	1.08%	2.05%
Class A with 3.25% Maximum Sales Charge	1.84%	0.42%	1.71%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	5.74%	0.80%	2.12%
Bloomberg 7 Year Municipal Bond Index	6.02%	1.16%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 410,288,634
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 2,035,436
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$410,288,634
# of Portfolio Holdings	157
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$2,035,436

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.1%
Transportation	3.4%
Lease Rev./Cert. of Participation	4.4%
Electric Utilities	5.2%
Education	7.1%
Housing	8.3%
Other Revenue	10.1%
Water and Sewer	12.0%
Special Tax Revenue	14.2%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	2.0%
A	12.7%
AA	62.4%
AAA	22.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081346
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	EITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.58%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity detracted from Index-relative performance as longer dated securities underperformed amid yield curve steepening during the period

↑ An out‑of‑Index allocation to U.S. Treasuries contributed to Index‑relative returns as they outperformed tax‑exempt municipal bonds early in the period

↑ Relative value trading activity added value, with the portfolio benefiting from opportunities created by pricing and yield discrepancies among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative performance

↑ An overweight exposure to A-rated bonds contributed to returns as lower credit quality municipal bonds outperformed higher rated bonds

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,992	$10,016	$10,012	$10,020
3/16	$10,039	$10,047	$10,024	$10,007
4/16	$10,103	$10,121	$10,100	$10,074
5/16	$10,109	$10,149	$10,098	$10,061
6/16	$10,277	$10,310	$10,254	$10,177
7/16	$10,252	$10,316	$10,263	$10,202
8/16	$10,257	$10,330	$10,262	$10,198
9/16	$10,208	$10,279	$10,219	$10,184
10/16	$10,085	$10,171	$10,107	$10,106
11/16	$9,655	$9,792	$9,697	$9,734
12/16	$9,774	$9,907	$9,827	$9,810
1/17	$9,789	$9,972	$9,895	$9,903
2/17	$9,848	$10,041	$9,960	$9,984
3/17	$9,864	$10,063	$9,982	$10,001
4/17	$9,947	$10,136	$10,071	$10,095
5/17	$10,102	$10,297	$10,237	$10,240
6/17	$10,055	$10,260	$10,188	$10,194
7/17	$10,113	$10,343	$10,270	$10,283
8/17	$10,195	$10,422	$10,338	$10,354
9/17	$10,122	$10,369	$10,271	$10,273
10/17	$10,115	$10,394	$10,288	$10,280
11/17	$10,043	$10,338	$10,196	$10,167
12/17	$10,133	$10,446	$10,307	$10,251
1/18	$9,979	$10,323	$10,172	$10,163
2/18	$9,924	$10,293	$10,132	$10,116
3/18	$9,941	$10,331	$10,164	$10,127
4/18	$9,886	$10,294	$10,129	$10,089
5/18	$9,994	$10,412	$10,238	$10,200
6/18	$9,988	$10,420	$10,248	$10,225
7/18	$10,005	$10,446	$10,277	$10,266
8/18	$9,997	$10,473	$10,295	$10,272
9/18	$9,933	$10,405	$10,225	$10,214
10/18	$9,877	$10,341	$10,168	$10,184
11/18	$9,962	$10,455	$10,297	$10,295
12/18	$10,064	$10,580	$10,433	$10,420
1/19	$10,140	$10,660	$10,536	$10,538
2/19	$10,177	$10,717	$10,593	$10,597
3/19	$10,287	$10,887	$10,736	$10,701
4/19	$10,314	$10,928	$10,759	$10,714
5/19	$10,432	$11,078	$10,905	$10,862
6/19	$10,458	$11,119	$10,946	$10,910
7/19	$10,535	$11,209	$11,048	$11,007
8/19	$10,652	$11,386	$11,201	$11,123
9/19	$10,569	$11,294	$11,089	$11,018
10/19	$10,569	$11,315	$11,112	$11,054
11/19	$10,577	$11,343	$11,136	$11,081
12/19	$10,599	$11,378	$11,174	$11,123
1/20	$10,784	$11,582	$11,380	$11,307
2/20	$10,918	$11,731	$11,502	$11,403
3/20	$10,579	$11,306	$11,204	$11,012
4/20	$10,512	$11,164	$11,125	$10,966
5/20	$10,858	$11,519	$11,525	$11,310
6/20	$10,923	$11,614	$11,542	$11,376
7/20	$11,081	$11,809	$11,719	$11,552
8/20	$11,029	$11,754	$11,645	$11,530
9/20	$11,002	$11,757	$11,654	$11,544
10/20	$10,956	$11,721	$11,609	$11,515
11/20	$11,105	$11,898	$11,771	$11,634
12/20	$11,146	$11,971	$11,811	$11,691
1/21	$11,183	$12,047	$11,850	$11,741
2/21	$10,999	$11,855	$11,636	$11,570
3/21	$10,993	$11,929	$11,697	$11,628
4/21	$11,073	$12,029	$11,787	$11,699
5/21	$11,093	$12,065	$11,803	$11,704
6/21	$11,113	$12,098	$11,815	$11,712
7/21	$11,192	$12,198	$11,923	$11,808
8/21	$11,143	$12,153	$11,884	$11,790
9/21	$11,035	$12,065	$11,783	$11,708
10/21	$10,994	$12,030	$11,745	$11,661
11/21	$11,065	$12,133	$11,835	$11,707
12/21	$11,048	$12,152	$11,856	$11,733
1/22	$10,749	$11,820	$11,502	$11,414
2/22	$10,685	$11,777	$11,470	$11,376
3/22	$10,370	$11,395	$11,094	$11,064
4/22	$10,106	$11,080	$10,796	$10,827
5/22	$10,258	$11,245	$10,991	$10,996
6/22	$10,077	$11,061	$10,859	$10,933
7/22	$10,320	$11,353	$11,165	$11,196
8/22	$10,114	$11,104	$10,924	$11,000
9/22	$9,806	$10,678	$10,527	$10,642
10/22	$9,708	$10,589	$10,488	$10,598
11/22	$10,229	$11,084	$10,941	$10,960
12/22	$10,212	$11,116	$11,000	$11,033
1/23	$10,535	$11,435	$11,307	$11,298
2/23	$10,320	$11,177	$11,035	$11,065
3/23	$10,532	$11,425	$11,300	$11,286
4/23	$10,560	$11,399	$11,253	$11,248
5/23	$10,475	$11,300	$11,111	$11,120
6/23	$10,521	$11,413	$11,206	$11,199
7/23	$10,523	$11,458	$11,244	$11,245
8/23	$10,358	$11,293	$11,077	$11,127
9/23	$9,982	$10,962	$10,745	$10,879
10/23	$9,817	$10,869	$10,687	$10,833
11/23	$10,548	$11,559	$11,349	$11,356
12/23	$10,870	$11,828	$11,626	$11,583
1/24	$10,792	$11,767	$11,551	$11,536
2/24	$10,768	$11,782	$11,552	$11,541
3/24	$10,753	$11,782	$11,533	$11,528
4/24	$10,603	$11,636	$11,367	$11,397
5/24	$10,570	$11,602	$11,262	$11,289
6/24	$10,736	$11,780	$11,440	$11,430
7/24	$10,847	$11,887	$11,548	$11,550
8/24	$10,940	$11,981	$11,657	$11,700
9/24	$11,070	$12,099	$11,767	$11,796
10/24	$10,837	$11,923	$11,563	$11,631
11/24	$11,013	$12,129	$11,744	$11,757
12/24	$10,833	$11,952	$11,589	$11,643
1/25	$10,881	$12,012	$11,664	$11,733
2/25	$11,022	$12,131	$11,793	$11,855
3/25	$10,825	$11,926	$11,577	$11,730
4/25	$10,766	$11,830	$11,501	$11,651
5/25	$10,742	$11,837	$11,568	$11,767
6/25	$10,820	$11,911	$11,659	$11,880
7/25	$10,796	$11,887	$11,676	$11,948
8/25	$10,874	$11,990	$11,780	$12,063
9/25	$11,128	$12,268	$11,988	$12,206
10/25	$11,253	$12,420	$12,121	$12,258
11/25	$11,276	$12,449	$12,153	$12,278
12/25	$11,279	$12,460	$12,187	$12,307
1/26	$11,539	$12,577	$12,333	$12,439

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.47%	0.33%	1.44%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.47%	0.33%	1.44%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	5.74%	0.80%	2.12%
Bloomberg 7 Year Municipal Bond Index	6.02%	1.16%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 410,288,634
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 2,035,436
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$410,288,634
# of Portfolio Holdings	157
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$2,035,436

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.1%
Transportation	3.4%
Lease Rev./Cert. of Participation	4.4%
Electric Utilities	5.2%
Education	7.1%
Housing	8.3%
Other Revenue	10.1%
Water and Sewer	12.0%
Special Tax Revenue	14.2%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	2.0%
A	12.7%
AA	62.4%
AAA	22.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000081347
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	ETIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity detracted from Index-relative performance as longer dated securities underperformed amid yield curve steepening during the period

↑ An out‑of‑Index allocation to U.S. Treasuries contributed to Index‑relative returns as they outperformed tax‑exempt municipal bonds early in the period

↑ Relative value trading activity added value, with the portfolio benefiting from opportunities created by pricing and yield discrepancies among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative performance

↑ An overweight exposure to A-rated bonds contributed to returns as lower credit quality municipal bonds outperformed higher rated bonds

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$1,000,044	$1,001,573	$1,001,197	$1,002,026
3/16	$1,005,581	$1,004,745	$1,002,436	$1,000,689
4/16	$1,013,541	$1,012,133	$1,009,975	$1,007,393
5/16	$1,014,998	$1,014,871	$1,009,773	$1,006,073
6/16	$1,032,769	$1,031,016	$1,025,413	$1,017,672
7/16	$1,031,061	$1,031,646	$1,026,278	$1,020,176
8/16	$1,032,507	$1,033,038	$1,026,185	$1,019,824
9/16	$1,027,540	$1,027,882	$1,021,885	$1,018,361
10/16	$1,016,835	$1,017,098	$1,010,719	$1,010,591
11/16	$974,426	$979,165	$969,669	$973,382
12/16	$986,424	$990,660	$982,732	$981,005
1/17	$989,583	$997,192	$989,467	$990,349
2/17	$996,288	$1,004,116	$996,020	$998,409
3/17	$998,778	$1,006,296	$998,162	$1,000,121
4/17	$1,007,941	$1,013,597	$1,007,128	$1,009,450
5/17	$1,024,520	$1,029,684	$1,023,690	$1,024,006
6/17	$1,019,727	$1,025,991	$1,018,828	$1,019,423
7/17	$1,027,307	$1,034,292	$1,026,987	$1,028,285
8/17	$1,035,659	$1,042,163	$1,033,752	$1,035,409
9/17	$1,029,156	$1,036,864	$1,027,083	$1,027,324
10/17	$1,030,126	$1,039,395	$1,028,836	$1,028,030
11/17	$1,022,796	$1,033,830	$1,019,621	$1,016,690
12/17	$1,032,883	$1,044,635	$1,030,686	$1,025,064
1/18	$1,018,032	$1,032,337	$1,017,208	$1,016,250
2/18	$1,014,077	$1,029,252	$1,013,214	$1,011,589
3/18	$1,015,862	$1,033,051	$1,016,390	$1,012,726
4/18	$1,011,878	$1,029,365	$1,012,938	$1,008,887
5/18	$1,023,792	$1,041,152	$1,023,785	$1,020,002
6/18	$1,023,144	$1,042,041	$1,024,793	$1,022,515
7/18	$1,025,795	$1,044,569	$1,027,685	$1,026,638
8/18	$1,025,880	$1,047,252	$1,029,517	$1,027,246
9/18	$1,021,002	$1,040,472	$1,022,498	$1,021,378
10/18	$1,016,072	$1,034,065	$1,016,822	$1,018,354
11/18	$1,025,693	$1,045,510	$1,029,654	$1,029,534
12/18	$1,036,133	$1,058,028	$1,043,251	$1,042,030
1/19	$1,044,836	$1,066,026	$1,053,578	$1,053,828
2/19	$1,050,316	$1,071,734	$1,059,251	$1,059,728
3/19	$1,062,501	$1,088,675	$1,073,649	$1,070,050
4/19	$1,065,342	$1,092,767	$1,075,948	$1,071,384
5/19	$1,078,429	$1,107,832	$1,090,537	$1,086,211
6/19	$1,082,918	$1,111,923	$1,094,631	$1,091,024
7/19	$1,090,862	$1,120,884	$1,104,754	$1,100,735
8/19	$1,103,917	$1,138,564	$1,120,108	$1,112,278
9/19	$1,097,090	$1,129,438	$1,108,920	$1,101,760
10/19	$1,098,028	$1,131,462	$1,111,195	$1,105,421
11/19	$1,099,770	$1,134,291	$1,113,590	$1,108,116
12/19	$1,102,158	$1,137,754	$1,117,366	$1,112,278
1/20	$1,122,277	$1,158,196	$1,138,001	$1,130,675
2/20	$1,137,988	$1,173,131	$1,150,225	$1,140,289
3/20	$1,103,680	$1,130,579	$1,120,426	$1,101,199
4/20	$1,096,733	$1,116,390	$1,112,489	$1,096,625
5/20	$1,134,545	$1,151,904	$1,152,533	$1,131,020
6/20	$1,142,328	$1,161,384	$1,154,210	$1,137,647
7/20	$1,158,927	$1,180,945	$1,171,881	$1,155,210
8/20	$1,155,403	$1,175,404	$1,164,502	$1,153,040
9/20	$1,153,447	$1,175,653	$1,165,351	$1,154,392
10/20	$1,149,621	$1,172,121	$1,160,850	$1,151,519
11/20	$1,166,248	$1,189,810	$1,177,057	$1,163,415
12/20	$1,171,481	$1,197,058	$1,181,092	$1,169,092
1/21	$1,176,408	$1,204,686	$1,185,015	$1,174,136
2/21	$1,157,959	$1,185,545	$1,163,567	$1,156,963
3/21	$1,158,309	$1,192,856	$1,169,737	$1,162,799
4/21	$1,166,818	$1,202,862	$1,178,680	$1,169,889
5/21	$1,170,826	$1,206,450	$1,180,298	$1,170,439
6/21	$1,173,899	$1,209,763	$1,181,548	$1,171,169
7/21	$1,183,258	$1,219,797	$1,192,286	$1,180,759
8/21	$1,179,056	$1,215,320	$1,188,390	$1,179,026
9/21	$1,168,547	$1,206,549	$1,178,311	$1,170,816
10/21	$1,165,211	$1,203,021	$1,174,452	$1,166,055
11/21	$1,172,834	$1,213,263	$1,183,450	$1,170,669
12/21	$1,172,926	$1,215,220	$1,185,595	$1,173,291
1/22	$1,142,247	$1,181,956	$1,150,214	$1,141,361
2/22	$1,136,341	$1,177,721	$1,147,039	$1,137,586
3/22	$1,103,746	$1,139,543	$1,109,378	$1,106,394
4/22	$1,076,668	$1,108,024	$1,079,642	$1,082,707
5/22	$1,093,722	$1,124,484	$1,099,067	$1,099,634
6/22	$1,074,417	$1,106,067	$1,085,872	$1,093,339
7/22	$1,102,137	$1,135,291	$1,116,477	$1,119,649
8/22	$1,081,124	$1,110,409	$1,092,395	$1,100,048
9/22	$1,049,124	$1,067,791	$1,052,732	$1,064,203
10/22	$1,039,571	$1,058,911	$1,048,820	$1,059,816
11/22	$1,096,132	$1,108,440	$1,094,112	$1,096,036
12/22	$1,095,254	$1,111,613	$1,100,000	$1,103,270
1/23	$1,130,766	$1,143,544	$1,130,666	$1,129,848
2/23	$1,107,627	$1,117,686	$1,103,460	$1,106,526
3/23	$1,132,266	$1,142,485	$1,129,998	$1,128,612
4/23	$1,135,344	$1,139,875	$1,125,270	$1,124,768
5/23	$1,128,053	$1,129,998	$1,111,133	$1,111,971
6/23	$1,133,946	$1,141,317	$1,120,598	$1,119,863
7/23	$1,135,131	$1,145,832	$1,124,435	$1,124,481
8/23	$1,118,369	$1,129,336	$1,107,745	$1,112,697
9/23	$1,078,699	$1,096,237	$1,074,470	$1,087,923
10/23	$1,060,877	$1,086,908	$1,068,731	$1,083,319
11/23	$1,141,661	$1,155,907	$1,134,893	$1,135,627
12/23	$1,176,504	$1,182,772	$1,162,561	$1,158,319
1/24	$1,169,082	$1,176,731	$1,155,065	$1,153,635
2/24	$1,168,375	$1,178,243	$1,155,237	$1,154,090
3/24	$1,167,658	$1,178,205	$1,153,318	$1,152,792
4/24	$1,151,426	$1,163,614	$1,136,658	$1,139,689
5/24	$1,149,811	$1,160,200	$1,126,202	$1,128,872
6/24	$1,168,736	$1,177,984	$1,143,973	$1,142,951
7/24	$1,181,833	$1,188,721	$1,154,802	$1,154,963
8/24	$1,192,948	$1,198,096	$1,165,703	$1,169,952
9/24	$1,208,130	$1,209,937	$1,176,715	$1,179,563
10/24	$1,183,739	$1,192,295	$1,156,307	$1,163,114
11/24	$1,203,869	$1,212,891	$1,174,415	$1,175,732
12/24	$1,185,289	$1,195,233	$1,158,872	$1,164,263
1/25	$1,190,584	$1,201,223	$1,166,350	$1,173,267
2/25	$1,206,905	$1,213,133	$1,179,273	$1,185,548
3/25	$1,187,386	$1,192,574	$1,157,654	$1,172,967
4/25	$1,180,904	$1,182,966	$1,150,135	$1,165,100
5/25	$1,180,260	$1,183,725	$1,156,772	$1,176,741
6/25	$1,189,755	$1,191,095	$1,165,928	$1,188,013
7/25	$1,187,157	$1,188,689	$1,167,636	$1,194,810
8/25	$1,197,695	$1,199,021	$1,177,980	$1,206,278
9/25	$1,226,703	$1,226,788	$1,198,764	$1,220,571
10/25	$1,241,498	$1,242,003	$1,212,102	$1,225,805
11/25	$1,245,015	$1,244,852	$1,215,303	$1,227,819
12/25	$1,246,479	$1,245,973	$1,218,691	$1,230,671
1/26	$1,256,272	$1,257,666	$1,233,342	$1,243,926

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.52%	1.32%	2.31%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	5.74%	0.80%	2.12%
Bloomberg 7 Year Municipal Bond Index	6.02%	1.16%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 410,288,634
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 2,035,436
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$410,288,634
# of Portfolio Holdings	157
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$2,035,436

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.1%
Transportation	3.4%
Lease Rev./Cert. of Participation	4.4%
Electric Utilities	5.2%
Education	7.1%
Housing	8.3%
Other Revenue	10.1%
Water and Sewer	12.0%
Special Tax Revenue	14.2%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	2.0%
A	12.7%
AA	62.4%
AAA	22.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074079
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasuries contributed to Index-relative returns as they outperformed tax-exempt municipal bonds during much of the period

↑ Relative value trading contributed to Index-relative returns by taking advantage of price and rate differences among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ Overweight exposure to A-rated bonds supported returns, as lower credit quality bonds generally outperformed higher credit quality bonds during the period

↓ An out-of-Index allocation to bonds with 7–15 years remaining to maturity detracted from returns as these bonds generally underperformed shorter maturity bonds as the yield curve steepened during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,694	$10,016	$10,032	$10,038
3/16	$9,676	$10,047	$9,994	$10,000
4/16	$9,705	$10,121	$10,038	$10,049
5/16	$9,678	$10,149	$10,017	$10,028
6/16	$9,762	$10,310	$10,095	$10,116
7/16	$9,780	$10,316	$10,127	$10,154
8/16	$9,771	$10,330	$10,120	$10,154
9/16	$9,735	$10,279	$10,083	$10,114
10/16	$9,689	$10,171	$10,043	$10,069
11/16	$9,461	$9,792	$9,799	$9,799
12/16	$9,505	$9,907	$9,850	$9,848
1/17	$9,561	$9,972	$9,941	$9,951
2/17	$9,620	$10,041	$10,006	$10,032
3/17	$9,612	$10,063	$10,008	$10,035
4/17	$9,669	$10,136	$10,070	$10,104
5/17	$9,745	$10,297	$10,161	$10,204
6/17	$9,710	$10,260	$10,119	$10,160
7/17	$9,749	$10,343	$10,182	$10,235
8/17	$9,796	$10,422	$10,232	$10,300
9/17	$9,734	$10,369	$10,160	$10,229
10/17	$9,726	$10,394	$10,156	$10,226
11/17	$9,654	$10,338	$10,042	$10,111
12/17	$9,701	$10,446	$10,088	$10,157
1/18	$9,629	$10,323	$10,063	$10,133
2/18	$9,604	$10,293	$10,041	$10,103
3/18	$9,606	$10,331	$10,035	$10,100
4/18	$9,570	$10,294	$9,997	$10,061
5/18	$9,638	$10,412	$10,082	$10,160
6/18	$9,650	$10,420	$10,114	$10,187
7/18	$9,671	$10,446	$10,146	$10,228
8/18	$9,664	$10,473	$10,140	$10,224
9/18	$9,620	$10,405	$10,088	$10,167
10/18	$9,594	$10,341	$10,070	$10,148
11/18	$9,664	$10,455	$10,152	$10,229
12/18	$9,743	$10,580	$10,246	$10,328
1/19	$9,822	$10,660	$10,333	$10,422
2/19	$9,845	$10,717	$10,374	$10,473
3/19	$9,904	$10,887	$10,433	$10,546
4/19	$9,917	$10,928	$10,431	$10,549
5/19	$9,997	$11,078	$10,532	$10,662
6/19	$10,019	$11,119	$10,580	$10,721
7/19	$10,080	$11,209	$10,660	$10,810
8/19	$10,150	$11,386	$10,710	$10,872
9/19	$10,086	$11,294	$10,627	$10,779
10/19	$10,098	$11,315	$10,676	$10,834
11/19	$10,101	$11,343	$10,697	$10,857
12/19	$10,132	$11,378	$10,724	$10,891
1/20	$10,269	$11,582	$10,839	$11,023
2/20	$10,348	$11,731	$10,887	$11,089
3/20	$10,298	$11,306	$10,712	$10,777
4/20	$10,298	$11,164	$10,717	$10,765
5/20	$10,557	$11,519	$11,011	$11,071
6/20	$10,564	$11,614	$11,005	$11,128
7/20	$10,656	$11,809	$11,100	$11,258
8/20	$10,628	$11,754	$11,082	$11,253
9/20	$10,633	$11,757	$11,098	$11,271
10/20	$10,617	$11,721	$11,070	$11,248
11/20	$10,670	$11,898	$11,127	$11,318
12/20	$10,707	$11,971	$11,146	$11,358
1/21	$10,732	$12,047	$11,162	$11,396
2/21	$10,629	$11,855	$11,049	$11,273
3/21	$10,623	$11,929	$11,084	$11,323
4/21	$10,668	$12,029	$11,126	$11,374
5/21	$10,673	$12,065	$11,122	$11,375
6/21	$10,688	$12,098	$11,118	$11,378
7/21	$10,753	$12,198	$11,183	$11,452
8/21	$10,726	$12,153	$11,173	$11,445
9/21	$10,660	$12,065	$11,121	$11,393
10/21	$10,635	$12,030	$11,092	$11,359
11/21	$10,680	$12,133	$11,112	$11,382
12/21	$10,671	$12,152	$11,125	$11,397
1/22	$10,476	$11,820	$10,875	$11,121
2/22	$10,423	$11,777	$10,841	$11,077
3/22	$10,167	$11,395	$10,605	$10,816
4/22	$10,003	$11,080	$10,444	$10,638
5/22	$10,120	$11,245	$10,605	$10,803
6/22	$10,039	$11,061	$10,581	$10,770
7/22	$10,231	$11,353	$10,766	$10,966
8/22	$10,054	$11,104	$10,584	$10,780
9/22	$9,827	$10,678	$10,312	$10,478
10/22	$9,793	$10,589	$10,299	$10,455
11/22	$10,107	$11,084	$10,572	$10,749
12/22	$10,137	$11,116	$10,611	$10,797
1/23	$10,350	$11,435	$10,813	$11,015
2/23	$10,200	$11,177	$10,598	$10,801
3/23	$10,364	$11,425	$10,801	$11,006
4/23	$10,366	$11,399	$10,735	$10,956
5/23	$10,296	$11,300	$10,630	$10,850
6/23	$10,319	$11,413	$10,702	$10,926
7/23	$10,321	$11,458	$10,728	$10,960
8/23	$10,272	$11,293	$10,657	$10,886
9/23	$10,038	$10,962	$10,480	$10,704
10/23	$9,979	$10,869	$10,474	$10,688
11/23	$10,408	$11,559	$10,864	$11,093
12/23	$10,620	$11,828	$11,022	$11,263
1/24	$10,571	$11,767	$10,977	$11,227
2/24	$10,565	$11,782	$10,977	$11,234
3/24	$10,559	$11,782	$10,946	$11,221
4/24	$10,458	$11,636	$10,854	$11,129
5/24	$10,442	$11,602	$10,785	$11,057
6/24	$10,563	$11,780	$10,898	$11,173
7/24	$10,686	$11,887	$11,005	$11,288
8/24	$10,798	$11,981	$11,147	$11,433
9/24	$10,905	$12,099	$11,215	$11,513
10/24	$10,751	$11,923	$11,094	$11,394
11/24	$10,853	$12,129	$11,180	$11,479
12/24	$10,761	$11,952	$11,099	$11,394
1/25	$10,822	$12,012	$11,164	$11,467
2/25	$10,935	$12,131	$11,253	$11,566
3/25	$10,849	$11,926	$11,181	$11,498
4/25	$10,826	$11,830	$11,128	$11,439
5/25	$10,862	$11,837	$11,236	$11,548
6/25	$10,954	$11,911	$11,336	$11,653
7/25	$11,006	$11,887	$11,423	$11,752
8/25	$11,109	$11,990	$11,508	$11,851
9/25	$11,249	$12,268	$11,554	$11,908
10/25	$11,321	$12,420	$11,548	$11,906
11/25	$11,339	$12,449	$11,575	$11,933
12/25	$11,367	$12,460	$11,614	$11,967
1/26	$11,448	$12,577	$11,724	$12,084

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.79%	1.30%	1.70%
Class A with 3.25% Maximum Sales Charge	2.32%	0.64%	1.36%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	5.02%	0.99%	1.60%
Bloomberg 5 Year Municipal Bond Index	5.38%	1.18%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 137,966,674
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 436,588
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$137,966,674
# of Portfolio Holdings	95
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$436,588

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.0%
Water and Sewer	4.5%
Hospital	5.6%
Special Tax Revenue	8.4%
Other Revenue	13.8%
Housing	17.3%
General Obligations	41.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	4.0%
A	2.2%
AA	54.6%
AAA	39.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074080
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↓ An out-of-Index allocation to bonds with 7–15 years remaining to maturity detracted from returns as these bonds generally underperformed shorter maturity bonds as the yield-curve steepened during the period

↑ An out-of-Index allocation to U.S. Treasuries contributed to Index-relative returns as they outperformed tax-exempt municipal bonds during much of the period

↑ Relative value trading contributed to Index-relative returns by taking advantage of price and rate differences among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ Overweight exposure to A-rated bonds supported returns, as lower credit quality bonds generally outperformed higher credit quality bonds during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$10,023	$10,016	$10,032	$10,038
3/16	$9,998	$10,047	$9,994	$10,000
4/16	$10,021	$10,121	$10,038	$10,049
5/16	$9,988	$10,149	$10,017	$10,028
6/16	$10,059	$10,310	$10,095	$10,116
7/16	$10,071	$10,316	$10,127	$10,154
8/16	$10,055	$10,330	$10,120	$10,154
9/16	$10,021	$10,279	$10,083	$10,114
10/16	$9,968	$10,171	$10,043	$10,069
11/16	$9,727	$9,792	$9,799	$9,799
12/16	$9,766	$9,907	$9,850	$9,848
1/17	$9,808	$9,972	$9,941	$9,951
2/17	$9,862	$10,041	$10,006	$10,032
3/17	$9,858	$10,063	$10,008	$10,035
4/17	$9,901	$10,136	$10,070	$10,104
5/17	$9,981	$10,297	$10,161	$10,204
6/17	$9,930	$10,260	$10,119	$10,160
7/17	$9,973	$10,343	$10,182	$10,235
8/17	$10,006	$10,422	$10,232	$10,300
9/17	$9,945	$10,369	$10,160	$10,229
10/17	$9,931	$10,394	$10,156	$10,226
11/17	$9,851	$10,338	$10,042	$10,111
12/17	$9,884	$10,446	$10,088	$10,157
1/18	$9,804	$10,323	$10,063	$10,133
2/18	$9,772	$10,293	$10,041	$10,103
3/18	$9,777	$10,331	$10,035	$10,100
4/18	$9,735	$10,294	$9,997	$10,061
5/18	$9,788	$10,412	$10,082	$10,160
6/18	$9,794	$10,420	$10,114	$10,187
7/18	$9,809	$10,446	$10,146	$10,228
8/18	$9,806	$10,473	$10,140	$10,224
9/18	$9,755	$10,405	$10,088	$10,167
10/18	$9,723	$10,341	$10,070	$10,148
11/18	$9,788	$10,455	$10,152	$10,229
12/18	$9,862	$10,580	$10,246	$10,328
1/19	$9,925	$10,660	$10,333	$10,422
2/19	$9,952	$10,717	$10,374	$10,473
3/19	$10,007	$10,887	$10,433	$10,546
4/19	$10,004	$10,928	$10,431	$10,549
5/19	$10,078	$11,078	$10,532	$10,662
6/19	$10,104	$11,119	$10,580	$10,721
7/19	$10,159	$11,209	$10,660	$10,810
8/19	$10,213	$11,386	$10,710	$10,872
9/19	$10,152	$11,294	$10,627	$10,779
10/19	$10,148	$11,315	$10,676	$10,834
11/19	$10,154	$11,343	$10,697	$10,857
12/19	$10,169	$11,378	$10,724	$10,891
1/20	$10,310	$11,582	$10,839	$11,023
2/20	$10,383	$11,731	$10,887	$11,089
3/20	$10,327	$11,306	$10,712	$10,777
4/20	$10,321	$11,164	$10,717	$10,765
5/20	$10,574	$11,519	$11,011	$11,071
6/20	$10,565	$11,614	$11,005	$11,128
7/20	$10,652	$11,809	$11,100	$11,258
8/20	$10,619	$11,754	$11,082	$11,253
9/20	$10,619	$11,757	$11,098	$11,271
10/20	$10,590	$11,721	$11,070	$11,248
11/20	$10,639	$11,898	$11,127	$11,318
12/20	$10,672	$11,971	$11,146	$11,358
1/21	$10,692	$12,047	$11,162	$11,396
2/21	$10,583	$11,855	$11,049	$11,273
3/21	$10,573	$11,929	$11,084	$11,323
4/21	$10,603	$12,029	$11,126	$11,374
5/21	$10,613	$12,065	$11,122	$11,375
6/21	$10,613	$12,098	$11,118	$11,378
7/21	$10,672	$12,198	$11,183	$11,452
8/21	$10,633	$12,153	$11,173	$11,445
9/21	$10,563	$12,065	$11,121	$11,393
10/21	$10,543	$12,030	$11,092	$11,359
11/21	$10,573	$12,133	$11,112	$11,382
12/21	$10,560	$12,152	$11,125	$11,397
1/22	$10,360	$11,820	$10,875	$11,121
2/22	$10,300	$11,777	$10,841	$11,077
3/22	$10,041	$11,395	$10,605	$10,816
4/22	$9,871	$11,080	$10,444	$10,638
5/22	$9,981	$11,245	$10,605	$10,803
6/22	$9,901	$11,061	$10,581	$10,770
7/22	$10,081	$11,353	$10,766	$10,966
8/22	$9,901	$11,104	$10,584	$10,780
9/22	$9,663	$10,678	$10,312	$10,478
10/22	$9,624	$10,589	$10,299	$10,455
11/22	$9,937	$11,084	$10,572	$10,749
12/22	$9,951	$11,116	$10,611	$10,797
1/23	$10,164	$11,435	$10,813	$11,015
2/23	$10,010	$11,177	$10,598	$10,801
3/23	$10,156	$11,425	$10,801	$11,006
4/23	$10,151	$11,399	$10,735	$10,956
5/23	$10,076	$11,300	$10,630	$10,850
6/23	$10,092	$11,413	$10,702	$10,926
7/23	$10,098	$11,458	$10,728	$10,960
8/23	$10,033	$11,293	$10,657	$10,886
9/23	$9,807	$10,962	$10,480	$10,704
10/23	$9,743	$10,869	$10,474	$10,688
11/23	$10,157	$11,559	$10,864	$11,093
12/23	$10,348	$11,828	$11,022	$11,263
1/24	$10,294	$11,767	$10,977	$11,227
2/24	$10,281	$11,782	$10,977	$11,234
3/24	$10,268	$11,782	$10,946	$11,221
4/24	$10,164	$11,636	$10,854	$11,129
5/24	$10,141	$11,602	$10,785	$11,057
6/24	$10,263	$11,780	$10,898	$11,173
7/24	$10,366	$11,887	$11,005	$11,288
8/24	$10,468	$11,981	$11,147	$11,433
9/24	$10,566	$12,099	$11,215	$11,513
10/24	$10,409	$11,923	$11,094	$11,394
11/24	$10,512	$12,129	$11,180	$11,479
12/24	$10,406	$11,952	$11,099	$11,394
1/25	$10,470	$12,012	$11,164	$11,467
2/25	$10,572	$12,131	$11,253	$11,566
3/25	$10,482	$11,926	$11,181	$11,498
4/25	$10,443	$11,830	$11,128	$11,439
5/25	$10,471	$11,837	$11,236	$11,548
6/25	$10,564	$11,911	$11,336	$11,653
7/25	$10,597	$11,887	$11,423	$11,752
8/25	$10,690	$11,990	$11,508	$11,851
9/25	$10,818	$12,268	$11,554	$11,908
10/25	$10,881	$12,420	$11,548	$11,906
11/25	$10,891	$12,449	$11,575	$11,933
12/25	$10,922	$12,460	$11,614	$11,967
1/26	$10,983	$12,577	$11,724	$12,084

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.91%	0.54%	0.94%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.91%	0.54%	0.94%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	5.02%	0.99%	1.60%
Bloomberg 5 Year Municipal Bond Index	5.38%	1.18%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 137,966,674
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 436,588
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$137,966,674
# of Portfolio Holdings	95
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$436,588

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.0%
Water and Sewer	4.5%
Hospital	5.6%
Special Tax Revenue	8.4%
Other Revenue	13.8%
Housing	17.3%
General Obligations	41.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	4.0%
A	2.2%
AA	54.6%
AAA	39.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000074081
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	EIBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasuries contributed to Index-relative returns as they outperformed tax-exempt municipal bonds during much of the period

↑ Relative value trading contributed to Index-relative returns by taking advantage of price and rate differences among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ Overweight exposure to A-rated bonds supported returns, as lower credit quality bonds generally outperformed higher credit quality bonds during the period

↓ An out-of-Index allocation to bonds with 7–15 years remaining to maturity detracted from returns as these bonds generally underperformed shorter maturity bonds as the yield curve steepened during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$1,003,116	$1,001,573	$1,003,226	$1,003,824
3/16	$1,001,469	$1,004,745	$999,408	$999,970
4/16	$1,004,601	$1,012,133	$1,003,814	$1,004,876
5/16	$1,002,079	$1,014,871	$1,001,694	$1,002,791
6/16	$1,010,013	$1,031,016	$1,009,516	$1,011,582
7/16	$1,012,088	$1,031,646	$1,012,657	$1,015,400
8/16	$1,011,359	$1,033,038	$1,011,978	$1,015,389
9/16	$1,007,863	$1,027,882	$1,008,288	$1,011,389
10/16	$1,004,283	$1,017,098	$1,004,278	$1,006,888
11/16	$979,936	$979,165	$979,901	$979,905
12/16	$984,706	$990,660	$984,969	$984,765
1/17	$990,720	$997,192	$994,064	$995,072
2/17	$996,969	$1,004,116	$1,000,647	$1,003,206
3/17	$997,318	$1,006,296	$1,000,821	$1,003,467
4/17	$1,002,488	$1,013,597	$1,007,014	$1,010,398
5/17	$1,010,529	$1,029,684	$1,016,078	$1,020,395
6/17	$1,007,120	$1,025,991	$1,011,890	$1,015,994
7/17	$1,012,333	$1,034,292	$1,018,248	$1,023,512
8/17	$1,016,562	$1,042,163	$1,023,187	$1,030,021
9/17	$1,011,227	$1,036,864	$1,015,992	$1,022,882
10/17	$1,009,694	$1,039,395	$1,015,560	$1,022,608
11/17	$1,003,346	$1,033,830	$1,004,206	$1,011,052
12/17	$1,007,539	$1,044,635	$1,008,752	$1,015,701
1/18	$1,000,246	$1,032,337	$1,006,326	$1,013,340
2/18	$997,832	$1,029,252	$1,004,100	$1,010,324
3/18	$998,202	$1,033,051	$1,003,533	$1,009,951
4/18	$994,741	$1,029,365	$999,693	$1,006,063
5/18	$1,001,989	$1,041,152	$1,008,181	$1,016,016
6/18	$1,003,413	$1,042,041	$1,011,394	$1,018,742
7/18	$1,005,800	$1,044,569	$1,014,605	$1,022,756
8/18	$1,005,281	$1,047,252	$1,014,035	$1,022,383
9/18	$1,001,905	$1,040,472	$1,008,821	$1,016,746
10/18	$999,448	$1,034,065	$1,007,018	$1,014,774
11/18	$1,005,995	$1,045,510	$1,015,198	$1,022,852
12/18	$1,014,409	$1,058,028	$1,024,630	$1,032,815
1/19	$1,022,774	$1,066,026	$1,033,290	$1,042,191
2/19	$1,026,362	$1,071,734	$1,037,421	$1,047,269
3/19	$1,032,803	$1,088,675	$1,043,341	$1,054,591
4/19	$1,033,383	$1,092,767	$1,043,083	$1,054,869
5/19	$1,041,907	$1,107,832	$1,053,178	$1,066,223
6/19	$1,045,452	$1,111,923	$1,057,961	$1,072,093
7/19	$1,051,005	$1,120,884	$1,066,004	$1,080,999
8/19	$1,058,500	$1,138,564	$1,070,988	$1,087,173
9/19	$1,052,050	$1,129,438	$1,062,720	$1,077,931
10/19	$1,053,521	$1,131,462	$1,067,592	$1,083,449
11/19	$1,055,048	$1,134,291	$1,069,665	$1,085,692
12/19	$1,057,503	$1,137,754	$1,072,442	$1,089,053
1/20	$1,072,033	$1,158,196	$1,083,909	$1,102,308
2/20	$1,081,458	$1,173,131	$1,088,700	$1,108,882
3/20	$1,076,508	$1,130,579	$1,071,242	$1,077,713
4/20	$1,076,769	$1,116,390	$1,071,673	$1,076,457
5/20	$1,104,037	$1,151,904	$1,101,140	$1,107,055
6/20	$1,103,936	$1,161,384	$1,100,526	$1,112,820
7/20	$1,113,791	$1,180,945	$1,109,981	$1,125,760
8/20	$1,112,104	$1,175,404	$1,108,166	$1,125,302
9/20	$1,112,835	$1,175,653	$1,109,806	$1,127,093
10/20	$1,110,432	$1,172,121	$1,107,021	$1,124,794
11/20	$1,116,157	$1,189,810	$1,112,733	$1,131,772
12/20	$1,120,355	$1,197,058	$1,114,557	$1,135,817
1/21	$1,123,163	$1,204,686	$1,116,212	$1,139,571
2/21	$1,113,617	$1,185,545	$1,104,861	$1,127,302
3/21	$1,112,194	$1,192,856	$1,108,401	$1,132,344
4/21	$1,117,150	$1,202,862	$1,112,600	$1,137,437
5/21	$1,118,928	$1,206,450	$1,112,197	$1,137,526
6/21	$1,119,714	$1,209,763	$1,111,802	$1,137,751
7/21	$1,126,712	$1,219,797	$1,118,329	$1,145,178
8/21	$1,124,092	$1,215,320	$1,117,306	$1,144,482
9/21	$1,117,504	$1,206,549	$1,112,103	$1,139,263
10/21	$1,116,117	$1,203,021	$1,109,164	$1,135,919
11/21	$1,119,989	$1,213,263	$1,111,215	$1,138,195
12/21	$1,119,292	$1,215,220	$1,112,466	$1,139,700
1/22	$1,099,088	$1,181,956	$1,087,493	$1,112,063
2/22	$1,094,756	$1,177,721	$1,084,059	$1,107,650
3/22	$1,068,212	$1,139,543	$1,060,490	$1,081,589
4/22	$1,050,068	$1,108,024	$1,044,392	$1,063,751
5/22	$1,063,686	$1,124,484	$1,060,470	$1,080,341
6/22	$1,054,328	$1,106,067	$1,058,096	$1,077,005
7/22	$1,074,749	$1,135,291	$1,076,617	$1,096,559
8/22	$1,057,392	$1,110,409	$1,058,412	$1,077,995
9/22	$1,032,688	$1,067,791	$1,031,215	$1,047,797
10/22	$1,029,403	$1,058,911	$1,029,873	$1,045,460
11/22	$1,063,617	$1,108,440	$1,057,225	$1,074,857
12/22	$1,065,977	$1,111,613	$1,061,075	$1,079,738
1/23	$1,089,698	$1,143,544	$1,081,330	$1,101,540
2/23	$1,072,986	$1,117,686	$1,059,789	$1,080,136
3/23	$1,090,550	$1,142,485	$1,080,112	$1,100,569
4/23	$1,090,963	$1,139,875	$1,073,518	$1,095,594
5/23	$1,083,860	$1,129,998	$1,062,950	$1,085,027
6/23	$1,086,452	$1,141,317	$1,070,172	$1,092,639
7/23	$1,087,979	$1,145,832	$1,072,824	$1,095,996
8/23	$1,081,996	$1,129,336	$1,065,727	$1,088,602
9/23	$1,058,574	$1,096,237	$1,048,030	$1,070,410
10/23	$1,052,649	$1,086,908	$1,047,419	$1,068,845
11/23	$1,097,008	$1,155,907	$1,086,359	$1,109,285
12/23	$1,119,581	$1,182,772	$1,102,198	$1,126,250
1/24	$1,114,658	$1,176,731	$1,097,694	$1,122,675
2/24	$1,114,209	$1,178,243	$1,097,749	$1,123,387
3/24	$1,113,797	$1,178,205	$1,094,561	$1,122,051
4/24	$1,103,429	$1,163,614	$1,085,431	$1,112,881
5/24	$1,101,909	$1,160,200	$1,078,485	$1,105,679
6/24	$1,116,036	$1,177,984	$1,089,792	$1,117,317
7/24	$1,128,111	$1,188,721	$1,100,481	$1,128,771
8/24	$1,140,162	$1,198,096	$1,114,677	$1,143,322
9/24	$1,151,756	$1,209,937	$1,121,517	$1,151,332
10/24	$1,135,705	$1,192,295	$1,109,368	$1,139,387
11/24	$1,146,695	$1,212,891	$1,117,972	$1,147,889
12/24	$1,137,271	$1,195,233	$1,109,937	$1,139,387
1/25	$1,145,131	$1,201,223	$1,116,446	$1,146,682
2/25	$1,157,219	$1,213,133	$1,125,313	$1,156,568
3/25	$1,147,214	$1,192,574	$1,118,073	$1,149,776
4/25	$1,145,011	$1,182,966	$1,112,840	$1,143,935
5/25	$1,149,124	$1,183,725	$1,123,633	$1,154,753
6/25	$1,160,209	$1,191,095	$1,133,550	$1,165,264
7/25	$1,164,770	$1,188,689	$1,142,332	$1,175,233
8/25	$1,175,971	$1,199,021	$1,150,849	$1,185,073
9/25	$1,191,039	$1,226,788	$1,155,355	$1,190,773
10/25	$1,198,940	$1,242,003	$1,154,756	$1,190,618
11/25	$1,201,038	$1,244,852	$1,157,493	$1,193,327
12/25	$1,204,245	$1,245,973	$1,161,432	$1,196,697
1/26	$1,213,242	$1,257,666	$1,172,446	$1,208,380

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.95%	1.55%	1.95%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	5.02%	0.99%	1.60%
Bloomberg 5 Year Municipal Bond Index	5.38%	1.18%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 137,966,674
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 436,588
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$137,966,674
# of Portfolio Holdings	95
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$436,588

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.0%
Water and Sewer	4.5%
Hospital	5.6%
Special Tax Revenue	8.4%
Other Revenue	13.8%
Housing	17.3%
General Obligations	41.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	4.0%
A	2.2%
AA	54.6%
AAA	39.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761